Document and Entity Information Document	6 Months Ended
Jun. 30, 2012
Document and Entity Information [Abstract]
Entity Registrant Name	VOCERA COMMUNICATIONS, INC.
Entity Central Index Key	0001129260
Document Type	S-1
Document Period End Date	Jun 30, 2012
Amendment Flag	false
Entity Filer Category	Non-accelerated Filer

Consolidated Balance Sheets (USD $) In Thousands, unless otherwise specified	Jun. 30, 2012	Dec. 31, 2011	Dec. 31, 2010
Current assets
Cash and cash equivalents	$ 20,117	$ 14,898	$ 8,642
Short-term Investments	59,724	0	0
Accounts receivable (net of allowance for doubtful accounts of $10, $0 and $0, respectively)	17,922	15,782	9,102
Other receivables	1,456	865	791
Inventories	2,932	3,363	2,823
Restricted cash	303	303	241
Prepaid expenses and other current assets	1,984	2,851	1,220
Total current assets	104,438	38,062	22,819
Property and equipment, net	2,694	2,701	1,307
Other long-term assets	1,208	339	85
Intangible assets, net	2,705	3,141	4,147
Goodwill	5,575	5,575	5,575
Total assets	116,620	49,818	33,933
Current liabilities
Accounts payable	2,125	4,087	1,103
Product warranty	776	983	605
Accrued payroll and other accruals	9,101	10,143	7,017
Deferred revenue, current	19,408	18,220	13,920
Borrowings, current	0	6,500	1,405
Total current liabilities	31,410	39,933	24,050
Deferred revenue, long-term	5,584	4,273	2,272
Borrowings, long-term	0	1,833	4,000
Other long-term liabilities	164	165	1,217
Total liabilities	37,158	46,204	31,539
Commitments (Note 11)
Stockholders' equity (deficit)
Common stock; $0.0003 par value—30,423,297 authorized shares, 2,777,094 and 3,780,490 issued and outstanding shares at December 31, 2010 and December 31, 2011, respectively; 100,000,000 authorized shares, 22,138,561 issued and outstanding at June 30, 2012 (unaudited)	7	1	1
Additional paid-in-capital	136,162	7,461	4,017
Accumulated other comprehensive loss	(191)	0	0
Accumulated deficit	(56,516)	(56,861)	(54,382)
Total stockholders’ equity (deficit)	79,462	(49,399)	(50,364)
Total liabilities, convertible preferred stock and stockholders’ equity (deficit)	116,620	49,818	33,933
Convertible preferred stock
Stockholders' equity (deficit)
Preferred stock	0	53,013	52,758
Preferred stock
Stockholders' equity (deficit)
Preferred stock	$ 0	$ 0	$ 0

Consolidated Balance Sheets (Parenthetical) (USD $) In Thousands, except Share data, unless otherwise specified	Jun. 30, 2012	Dec. 31, 2011	Dec. 31, 2010
Net allowance for doubtful accounts	$ 0	$ 0	$ 10
Authorized (in shares)		13,006,868
Issued (in shares)		12,171,980
Total liquidation preference		53,553
Common stock par value (in dollars per share)	$ 0.0003	$ 0.0003	$ 0.0003
Common stock authorized shares	100,000,000	30,423,297	30,423,297
Common stock issued shares	22,138,561	3,780,490	2,777,094
Common stock outstanding shares	22,138,561	3,780,490	2,777,094
Convertible preferred stock
Preferred stock par value (in dollars per share)		$ 0.0003	$ 0.0003
Authorized (in shares)	0	26,013,736	26,013,736
Issued (in shares)	0	12,171,980	12,154,496
Outstanding (in shares)	0	12,171,980	12,154,496
Total liquidation preference		$ 53,553
Preferred stock
Preferred stock par value (in dollars per share)	$ 0.0003
Authorized (in shares)	5,000,000	0	0
Issued (in shares)	0	0	0
Outstanding (in shares)	0	0	0

Consolidated Statements of Operations (USD $) In Thousands, except Per Share data, unless otherwise specified	6 Months Ended		12 Months Ended
	Jun. 30, 2012	Jun. 30, 2011	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Revenue
Product	$ 30,792	$ 23,561	$ 50,322	$ 35,516	$ 25,985
Service	17,205	13,835	29,181	21,287	15,154
Total revenue	47,997	37,396	79,503	56,803	41,139
Cost of revenue
Product	10,901	7,678	17,465	12,222	11,546
Service	7,391	6,708	14,042	8,953	4,320
Total cost of revenue	18,292	14,386	31,507	21,175	15,866
Gross profit	29,705	23,010	47,996	35,628	25,273
Operating expenses
Research and development	5,205	4,591	9,335	6,698	5,992
Sales and marketing	15,532	13,175	28,151	20,953	16,468
General and administrative	6,704	5,081	11,316	6,723	3,489
Total operating expenses	27,441	22,847	48,802	34,374	25,949
Income (loss) from operations	2,264	163	(806)	1,254	(676)
Interest income	26	8	17	33	52
Interest expense	(74)	(122)	(332)	(77)	(141)
Other income (expense), net	(1,492)	(1,217)	(1,073)	(367)	(227)
Income (loss) before income taxes	724	(1,168)	(2,194)	843	(992)
Benefit from (provision for) income taxes	(379)	(174)	(285)	367	0
Net income (loss)	$ 345	$ (1,342)	$ (2,479)	$ 1,210	$ (992)
Net income (loss) per common share
Basic and diluted (in dollars per share)	$ 0	$ (0.42)	$ (0.74)	$ 0	$ (0.49)
Weighted average shares used to compute net income (loss) per common share
Basic (in shares)	12,700	3,164	3,370	2,223	2,039
Diluted (in shares)	15,421	3,164	3,370	2,846	2,039

Consolidated Statements of Comprehensive Income (USD $) In Thousands, unless otherwise specified	6 Months Ended		12 Months Ended
	Jun. 30, 2012	Jun. 30, 2011	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Statement of Other Comprehensive Income [Abstract]
Net income (loss)	$ 345	$ (1,342)	$ (2,479)	$ 1,210	$ (992)
Other comprehensive loss, net:
Change in unrealized loss on investments, net	(191)	0	0	0	0
Comprehensive income (loss)	$ 154	$ (1,342)	$ (2,479)	$ 1,210	$ (992)

Consolidated Statements of Preferred Stock and Stockholders' Deficit (USD $) In Thousands, except Share data, unless otherwise specified	Total	Series A convertible preferred stock	Series B convertible preferred stock	Series C convertible preferred stock	Series D convertible preferred stock	Series E convertible preferred stock	Series F convertible preferred stock	Common stock	Additional paid-in capital	Accumulated other comprehensive loss	Accumulated deficit
Balance at Dec. 31, 2008	$ (52,901)	$ 1,014	$ 7,043	$ 11,905	$ 11,036	$ 8,770	$ 12,990	$ 1	$ 1,698		$ (54,600)
Balance (shares) at Dec. 31, 2008		510,351	896,464	4,210,519	3,413,044	1,361,279	1,762,839	2,031,147
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Exercise of stock options (shares)								25,072
Exercise of stock options	26								26
Repurchase of unvested common stock	3								3
Employee stock-based compensation expense	492								492
Net income (loss)	(992)										(992)
Change in unrealized loss on available-for-sale securities	0
Comprehensive income	(992)
Balance at Dec. 31, 2009	(53,372)	1,014	7,043	11,905	11,036	8,770	12,990	1	2,219		(55,592)
Balance (shares) at Dec. 31, 2009		510,351	896,464	4,210,519	3,413,044	1,361,279	1,762,839	2,056,219
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Exercise of stock options (shares)								324,946
Exercise of stock options	357								357
Non-employee stock-based compensation expense	1								1
Employee stock-based compensation expense	507								507
Stock options issued with acquisition	54								54
Common stock issued in conjunction with business acquisitions	879								879
Common stock issued (shares) in conjunction with business acquisitions								395,929
Net income (loss)	1,210										1,210
Change in unrealized loss on available-for-sale securities	0
Comprehensive income	1,210
Balance at Dec. 31, 2010	(50,364)	1,014	7,043	11,905	11,036	8,770	12,990	1	4,017		(54,382)
Balance (shares) at Dec. 31, 2010		510,351	896,464	4,210,519	3,413,044	1,361,279	1,762,839	2,777,094
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Exercise of preferred stock warrant (Shares)					17,171	313
Exercise of preferred stock warrant					253	2
Exercise of stock options (shares)	1,005,366							1,005,366
Exercise of stock options	1,224								1,224
Vesting of early exercised stock options	217								217
Non-employee stock-based compensation expense	457								457
Employee stock-based compensation expense	1,001								1,001
ExperiaHealth performance awards	549								549
Repurchase of early exercised options (shares)								(1,970)
Repurchase of early exercised options	(4)								(4)
Net income (loss)	(2,479)										(2,479)
Change in unrealized loss on available-for-sale securities	0
Comprehensive income	(2,479)
Balance at Dec. 31, 2011	(49,399)	1,014	7,043	11,905	11,289	8,772	12,990	1	7,461		(56,861)
Balance (shares) at Dec. 31, 2011		510,351	896,464	4,210,519	3,430,215	1,361,592	1,762,839	3,780,490
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Exercise of preferred stock warrant (Shares)				20,186		1,147		13,513
Exercise of preferred stock warrant				323		20
Conversion of preferred stock into common stock (shares)		(510,351)	(896,464)	(4,230,705)	(3,430,215)	(1,362,739)	(1,762,839)	12,937,750
Conversion of preferred stock into common stock	53,356	(1,014)	(7,043)	(12,228)	(11,289)	(8,792)	(12,990)	4	53,352
Issuance of common stock upon initial public offering, shares								5,000,000
Issuance of common stock upon initial public offering	70,486							2	70,484
Reclassification of preferred stock warrant liability into additional paid-in capital upon initial public offering	3,141								3,141
Exercise of stock options (shares)	350,750							346,176
Exercise of stock options	246								246
Vesting of early exercised stock options	205								205
Cashless exercise of common stock warrants								51,308
Issuance of restricted stock awards								24,152
Non-employee stock-based compensation expense	29								29
Employee stock-based compensation expense	1,250								1,250
Repurchase of early exercised options (shares)								(1,315)
Repurchase of early exercised options	(6)								(6)
Net income (loss)	345										345
Change in unrealized loss on available-for-sale securities	(191)									(191)
Comprehensive income	154
Balance at Jun. 30, 2012	$ 79,462							$ 7	$ 136,162	$ (191)	$ (56,516)
Balance (shares) at Jun. 30, 2012								22,138,561

Consolidated Statements of Cash Flows (USD $) In Thousands, unless otherwise specified	6 Months Ended		12 Months Ended
	Jun. 30, 2012	Jun. 30, 2011	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Cash flows from operating activities
Net income (loss)	$ 345	$ (1,342)	$ (2,479)	$ 1,210	$ (992)
Adjustments to reconcile net income (loss) to net cash provided by (used in) operating activities:
Depreciation and amortization	842	309	1,004	732	754
Amortization of purchased assets	436	502	1,006	223	0
Non-cash interest income	(12)	0	0	0	0
Gain on disposal of assets	3	0	0	0	(9)
Bad debt expense	0	43	(10)	10	52
Inventory provision	141	18	563	0	0
Stock-based compensation expense	1,250	367	1,001	507	492
Non-employee stock-based compensation expense	29	11	457	1	0
Change in fair value of warrant liability	1,631	1,201	981	325	235
Change in fair value of option liability	0	437	450	99	0
Changes in current assets and liabilities, net of effect of acquisitions
Accounts receivable	(2,142)	(6,039)	(6,670)	(1,571)	1,043
Other receivables	(591)	(184)	(74)	(227)	115
Inventories	290	121	(1,103)	(1,672)	794
Prepaid expenses and other current assets	(675)	(1,143)	(9)	(495)	(22)
Other long term assets	(871)	0	(254)	13	0
Accounts payable	(2,030)	(311)	2,969	(114)	(1,566)
Accrued liabilities	827	1,753	873	2,829	498
Warranty reserve	(207)	119	378	33	(280)
Other long-term liabilities	0	18	128	(432)	0
Deferred revenue	2,499	2,874	6,301	3,311	1,883
Net cash provided by operating activities	1,765	(1,246)	5,512	4,782	2,997
Cash flows from investing activities
Purchase of property and equipment	(909)	(920)	(2,392)	(672)	(211)
Proceeds from disposal of fixed assets	0	0	0	0	9
Business acquisitions, net of cash acquired	0	0	0	(8,776)	0
Purchases of short-term investments	(59,903)	0	0	0	0
Changes in restricted cash	0	0	(62)	(1)	(200)
Long-term deposits	0	0	0	0	(1)
Net cash used in investing activities	(60,812)	(920)	(2,454)	(9,449)	(403)
Cash flows from financing activities
Borrowings	0	4,500	4,500	5,003	2,000
Principal payments on long-term borrowings	(8,333)	(571)	(1,572)	(1,866)	(1,884)
Proceeds from initial public offering, net of offering costs	72,221	0	0	0	0
Payment for repurchase of common stock	(6)	0	(4)	0	0
Proceeds from exercise of stock options	384	1,810	1,811	1,241	28
Proceeds from exercise of preferred stock warrants	0	2	2	0	0
Payments of costs related to initial public offering	0	(382)	(1,539)	0	0
Net cash provided by financing activities	64,266	5,359	3,198	4,378	144
Net increase (decrease) in cash and cash equivalents	5,219	3,193	6,256	(289)	2,738
Cash and cash equivalents at beginning of period	14,898	8,642	8,642	8,931	6,193
Cash and cash equivalents at end of period	20,117	11,835	14,898	8,642	8,931
Supplemental Cash Flow Information
Cash paid for interest	91	126	314	71	143
Supplemental disclosure of non-cash investing and financing activities
Issuance of stock and stock options in business acquisitions	0	0	0	879	0
Costs related to the initial public offering in accounts payable and accrued liabilities	202	382	86	0	0
Property and equipment in accounts payable and accrued liabilities	$ 109	$ 450	$ 165	$ 0	$ 0

The company	6 Months Ended
Jun. 30, 2012
Organization, Consolidation and Presentation of Financial Statements [Abstract]
The company
The company
Background
Vocera Communications, Inc. (“Vocera” or the “Company”) is a provider of mobile communication solutions focused on addressing critical communication challenges facing hospitals today. Vocera helps its customers improve patient safety and satisfaction, and increase hospital efficiency and productivity through its Voice Communication, Secure Messaging and Care Transition solutions. The Voice Communication solution, which includes a lightweight, wearable, voice-controlled communication badge and a software platform, enables users to connect instantly with other hospital staff simply by saying the name, function or group name of the desired recipient. The Secure Messaging solution securely delivers text messages and alerts directly to and from smartphones, replacing legacy pagers. The Care Transition solution is a hosted voice and text based software application that captures, manages and monitors patient information when responsibility for the patient is transferred or “handed-off” from one caregiver to another, or when the patient is discharged from the hospital. These three solutions are complemented by our ExperiaHealth business, which is focused on improving patient experience.
Vocera was incorporated in Delaware on February 16, 2000. Vocera formed wholly owned subsidiaries Vocera Communications UK Ltd and Vocera Communications Australia Pty Ltd. in 2005, and Vocera Hand-Off, Inc., Vocera Canada, Ltd. and ExperiaHealth, Inc. in 2010.
The Company completed its initial public offering (“IPO”) of common stock on April 2, 2012 in accordance with the Securities Act of 1933, as amended ("the Securities Act"). The Company sold 5,000,000 shares and certain of its stockholders sold 1,727,500 shares, including 877,500 shares for the underwriters' over-allotment option, through a firm commitment underwritten, public offering. The shares were sold at the initial public offering price of $16.00 per share for aggregate gross offering proceeds of $80.0 million to the Company and $27.6 million to the selling stockholders.
Since the Company’s inception, it has incurred significant losses and, as of June 30, 2012 (unaudited), it had an accumulated deficit of $56.5 million. The Company has funded its operations primarily with customer payments for its products and services, proceeds from the issuances of convertible preferred stock, proceeds from the issuance of common stock in connection with its IPO, borrowings under its term loan facility and the utilization of its line of credit. From inception, the Company has sold an aggregate of $52.8 million of its convertible preferred stock net of issuance costs. As of June 30, 2012 (unaudited), the Company had cash, cash equivalents and short-term investments of $79.8 million.
The Company believes that its existing sources of liquidity will satisfy its working capital and capital requirements for at least the next 12 months. Failure to generate sufficient revenue, achieve planned gross margins, or control operating costs may require the Company to raise additional capital through equity or debt financing. Such additional financing may not be available on acceptable terms, or at all, and could require the Company to modify, delay or abandon some of its planned future expansion or expenditures or reduce some of its ongoing operating costs, which could harm its business, operating results, financial condition and ability to achieve its intended business objectives. If the Company raises additional funds through further issuances of equity, convertible debt securities or other securities convertible into equity, its existing stockholders could suffer significant dilution in their percentage ownership of the Company and any new securities it issues could have rights, preferences and privileges senior to those of holders of its common stock.

Summary of significant accounting policies	6 Months Ended
Jun. 30, 2012
Accounting Policies [Abstract]
Summary of significant accounting policies
Summary of significant accounting policies
Basis of presentation
The consolidated financial statements include the accounts of Vocera and its wholly owned subsidiaries. All significant inter-company transactions and balances have been eliminated in consolidation. The accompanying notes are prepared in accordance with accounting principles generally accepted in the United States (“GAAP”). Certain prior period amounts have been reclassified to be consistent with current period presentation.
Unaudited interim financial information
The accompanying balance sheet as of June 30, 2012 and the statements of operations and of cash flows for the six months ended June 30, 2011 and 2012 and the statement of convertible preferred stock and stockholders’ equity (deficit) for the six months ended June 30, 2012 are unaudited. The unaudited interim financial statements have been prepared on the same basis as the annual financial statements and, in the opinion of management, reflect all adjustments, which include only normal recurring adjustments, necessary to present fairly the Company’s financial position as of June 30, 2011 and June 30, 2012, and results of operations and cash flows for the six months ended June 30, 2011 and 2012. The financial data and other information disclosed in these notes to the financial statements related to the six-month periods are unaudited. The results of the six months ended June 30, 2012 are not necessarily indicative of the results to be expected for the year ending December 31, 2012 or for any other interim period or for any future year.
Use of estimates
The preparation of financial statements in conformity with GAAP requires the Company to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expense during the reporting periods. The estimates include, but are not limited to, revenue recognition, useful lives assigned to long-lived assets, warranty reserves, inventory reserves, the valuation of common and preferred stock and related warrants and options, stock-based compensation expense, provisions for income taxes and contingencies. Actual results could differ from these estimates, and such differences could be material to the Company’s financial position and results of operations.
Principles of consolidation
The accompanying consolidated financial statements include the accounts of the Company and its wholly owned subsidiaries. All significant intercompany balances and transactions have been eliminated.
Cash, cash equivalents and short-term investments
The Company’s cash equivalents and short-term investments consist of commercial paper, corporate debt securities and U.S. agency notes. These investments are classified as available-for-sale securities and are carried at fair value with the unrealized gains and losses reported as a component of stockholders’ equity. Management determines the appropriate classification of its investments at the time of purchase and reevaluates the available-for-sale designations as of each balance sheet date. The Company classifies its investments as either short-term or long-term based on each instrument’s underlying contractual maturity date. Investments with maturities of less than 12 months are classified as short-term and those with maturities greater than 12 months are classified as long-term. Investments with an original maturity of three months or less at the time of purchase are classified as cash equivalents.
Restricted cash
Cash classified as restricted on the balance sheet at December 31, 2010 and 2011, and June 30, 2012 (unaudited), includes $0.2 million, $0.3 million and $0.3 million, respectively, the majority of which is security for a corporate travel card facility and credit card processing services. All restricted cash is current based upon the terms of the restriction on the credit card facilities.
Allowance for doubtful accounts
The allowance for doubtful accounts reflects the Company’s best estimate of probable losses inherent in the Company’s receivables portfolio determined on the basis of historical experience, specific allowances for known troubled accounts and other currently available evidence. The Company has not experienced significant credit losses from its accounts receivable. The Company performs a regular review of its customers’ payment histories and associated credit risks as it does not require collateral from its customers.
The following table presents the changes in the allowance for doubtful accounts:

	Years ended December 31,			Six months ended June 30,
(in thousands)	2009	2010	2011	2012
				(unaudited)
Allowance—beginning of period	$(5)	$—	$(10)	$—
Provisions for bad debts	(52)	(10)	—	—
Write-off, net of recoveries and other	57	—	10	—

Allowance—end of period	$—	$(10)	$—	$—

Inventories
Inventories are valued at the lower of standard cost (which approximates computation actual cost on a first-in, first-out basis) or market (net realizable value or replacement cost). The Company assesses the valuation of inventory and periodically writes down the value for estimated excess and obsolete inventory based upon assumptions about future demand and market conditions.
Fair value of financial instruments
The carrying values of the Company’s cash and cash equivalents approximate their fair value due to their short-term nature. As a basis for determining the fair value of its assets and liabilities, the Company established a three-tier fair value hierarchy which prioritizes the inputs used in measuring fair value as follows: (Level 1) observable inputs such as quoted prices in active markets; (Level 2) inputs other than the quoted prices in active markets that are observable either directly or indirectly; and (Level 3) unobservable inputs in which there is little or no market data which requires the Company to develop its own assumptions. This hierarchy requires the Company to use observable market data, when available, and to minimize the use of unobservable inputs when determining fair value as measured on a recurring basis.
The Company's cash and money market funds, which include bank deposits, are classified within Level 1 of the fair value hierarchy because they are valued using bank balances or quoted market prices. The Company’s other cash equivalents and short-term investments are classified as Level 1 within the fair value hierarchy because they are valued using direct observations of quoted prices in active markets. The contractual maturities of the available-for-sale securities are less than twelve months; for the available-for-sale securities classified as cash equivalents, the contractual maturities are less than ninety days.
The Company’s preferred stock warrants were categorized as Level 3 because they were valued based on unobservable inputs and management’s judgment due to the absence of quoted market prices, inherent lack of liquidity and the long-term nature of such financial instruments. These assumptions are inherently subjective and involve significant management judgment.
As of December 31, 2010 and 2011, and June 30, 2012 (unaudited), the fair value hierarchy for the Company's financial assets and liabilities that are carried at fair value are as follows:

	December 31, 2010				December 31, 2011				June 30, 2012
									(unaudited)
(in thousands)	Level 1	Level 2	Level 3	Total	Level 1	Level 2	Level 3	Total	Level 1	Level 2	Level 3	Total
Assets
Money market funds	$—	$—	$—	$—	$—	$—	$—	$—	$7,501	$—	$—	$7,501
Certificates of deposits	—	—	—	—	—	—	—	—	995	—	—	995
Commercial paper	—	—	—	—	—	—	—	—	53,734	—	—	53,734
U.S. government and agency securities	—	—	—	—	—	—	—	—	9,991	—	—	9,991
Total assets measured at fair value	$—	$—	$—	$—	$—	$—	$—	$—	$72,221	$—	$—	$72,221

Liabilities
Convertible preferred stock warrants	$—	$—	$1,127	$1,127	$—	$—	$1,853	$1,853	$—	$—	$—	$—
Total liabilities measured at fair value	$—	$—	$1,127	$1,127	$—	$—	$1,853	$1,853	$—	$—	$—	$—

The Company performed a fair value assessment of the preferred stock warrant inputs at the end of each reporting period. The fair value of the preferred stock warrant liability was estimated using an option pricing model that takes into account the contract terms as well as multiple inputs such as the Company's stock price, risk-free interest rates and expected volatility that the Company could not corroborate with market data. These warrants to purchase preferred stock were converted into warrants to purchase shares of common stock at the applicable conversion rate for the related common stock upon the closing of the Company's IPO on April 2, 2012. The warrants were revalued upon the closing of the IPO, and as such, as of June 30, 2012 (unaudited) the convertible preferred stock warrant liability is zero. For the year ending December 31, 2011 the Company used a stock price of $13.32 - $14.16, risk-free interest rates of 0.10% - 6.0%, and expected volatility of 45% - 50%. For the six months ended June 30, 2012 (unaudited), the Company used a stock price of $16.00 - $23.40, risk-free interest rates of 0.07% - 0.66%, and expected volatility of 45% - 50%. Any change in fair value is recognized as a component of other income (expense), net, in the consolidated statements of operations.

The changes in the fair value of the convertible preferred stock warrant liability is as follows:

	Years ended December 31,		Six months ended June 30,
(in thousands)	2010	2011	2012
			(unaudited)
Fair value at beginning of period	$802	$1,127	$1,853
Change in fair value	325	981	1,631
Exercise of convertible preferred stock warrants	—	(255)	(343)
Conversion of preferred stock warrants to common stock warrants	—	—	(3,141)
Fair value at end of period	$1,127	$1,853	$—

The estimated fair value of our current and long-term borrowings based on a market approach was approximately $8.3 million as of December 31, 2011 and represented a Level 2 valuation. The Company did not have any current or long-term borrowings as of June 30, 2012 (unaudited). When determining the estimated fair value of our debt, we used a commonly accepted valuation methodology and market-based risk measurements, such as credit risk.
Concentration of credit risk and other risks and uncertainties
Financial instruments that subject the Company to concentration of credit risk consist primarily of cash and cash equivalents. The Company’s cash and cash equivalents are deposited with high quality financial institutions. Deposits at these institutions may, at times, exceed federally insured limits. Management believes that these financial institutions are financially sound and, accordingly, that minimal credit risk exists. The Company has not experienced any losses on its deposits of cash and cash equivalents. Marketable securities are stated at their estimated fair value, based on quoted market prices for the same instruments. The counterparties to the agreements relating to the Company's investment securities consist of major corporations, financial institutions and government agencies of high credit standing.
The primary hardware component of the Company’s products is currently manufactured by a third-party contractor in Mexico. A significant disruption in the operations of this contractor may impact the production of the Company’s products for a substantial period of time, which could harm the Company’s business, financial condition and results of operations.
Concentration of credit risk with respect to trade accounts receivable is considered to be limited due to the diversity of the Company’s customer base and geographic sales areas. At December 31, 2010 and 2011 and for the six months ended June 30, 2012 (unaudited), no customer accounted for 10% or more of accounts receivable. For the years ended December 31, 2010 and 2011 and for the six months ended June 30, 2012 (unaudited), no customer represented 10% or more of revenue.
Property and equipment
Property and equipment are stated at cost and depreciated on a straight-line basis over the estimated useful economic lives of the assets. All assets have useful economic lives of three years except for leasehold improvements, which are amortized using the straight-line method over the shorter of the remaining lease term or the estimated useful life of the related assets. Upon retirement or sale, the cost and related accumulated depreciation and amortization are removed from the balance sheet and the resulting gain or loss is reflected in operations. Maintenance and repairs which are not considered improvements and do not extend the useful life of the assets are charged to operations as incurred.
Goodwill and intangible assets
The Company allocates the purchase price of any acquisitions to tangible assets and liabilities and identifiable intangible assets acquired. Any residual purchase price is recorded as goodwill. The allocation of the purchase price requires management to make significant estimates in determining the fair values of assets acquired and liabilities assumed, especially with respect to intangible assets. These estimates are based on information obtained from management of the acquired companies and historical experience. These estimates can include, but are not limited to, the cash flows that an asset is expected to generate in the future, and the cost savings expected to be derived from acquiring an asset. These estimates are inherently uncertain and unpredictable, and if different estimates were used the purchase price for the acquisition could be allocated to the acquired assets and liabilities differently from the allocation that the Company has made. In addition, unanticipated events and circumstances may occur which may affect the accuracy or validity of such estimates. If such events occur we may be required to record a charge against the value ascribed to an acquired asset or an increase in the amounts recorded for assumed liabilities.
Goodwill
Goodwill is tested for impairment at the reporting unit level at least annually or more often if events or changes in circumstances indicate the carrying value may not be recoverable. No impairment was recorded in 2010, 2011 or during the six months ended June 30, 2012 (unaudited). As of June 30, 2012 (unaudited), no changes in circumstances indicate that goodwill carrying values may not be recoverable. Application of the goodwill impairment test requires judgment. Circumstances that could affect the valuation of goodwill include, among other things, a significant change in our business climate and the buying habits of our customers along with changes in the costs to provide our products and services. The Company has identified two operating segments (Product and Service) which management also considers to be reporting units.
Intangible assets
In connection with the acquisitions made in 2010, the Company recorded intangible assets. The Company applied an income approach to determine the values of these intangible assets; the income approach measures the value of an asset based on the future cash flows it is expected to generate over its remaining life. The application of the income approach requires estimates of future cash flows based upon, among other things, certain assumptions about expected future operating performance and an appropriate discount rate determined by our management. In applying the income approach, the Company used both the discounted cash flow and profit allocation methods.
Intangible assets are amortized over their estimated useful lives. Upon completion of development, acquired in-process research and development assets are generally considered amortizable, finite-lived assets and are amortized over their estimated useful lives. Finite-lived intangible assets consist of customer contracts, trademarks, and non-compete agreements. The Company evaluates intangible assets for impairment by assessing the recoverability of these assets whenever adverse events or changes in circumstances or business climate indicate that expected undiscounted future cash flows related to such intangible assets may not be sufficient to support the net book value of such assets. An impairment is recognized in the period of identification to the extent the carrying amount of an asset exceeds the fair value of such asset. No impairment of intangible assets was recorded in 2010, 2011 or during the six months ended June 30, 2012 (unaudited).
Significant judgments required in assessing the impairment of goodwill and intangible assets include the identification of reporting units, identifying whether events or changes in circumstances require an impairment assessment, estimating future cash flows, determining appropriate discount and growth rates and other assumptions. Changes in these estimates and assumptions could materially affect the determination of fair value as to whether an impairment exists and, if so, the amount of that impairment.
Impairment of long-lived assets
The Company periodically reviews property and equipment for impairment whenever events or changes in circumstances indicate that the carrying amount of an asset is impaired or the estimated useful lives are no longer appropriate. Fair value is estimated based on discounted future cash flows. If indicators of impairment exist and the undiscounted projected cash flows associated with such assets are less than the carrying amount of the asset, an impairment loss is recorded to write the asset down to its estimated fair values. To date, the Company has not recorded any impairment charges.
Convertible preferred stock warrants
Prior to the Company's IPO, the warrants that were related to the Company’s convertible preferred stock were classified as liabilities on the Company’s consolidated balance sheet. The warrants were subject to reassessment at each balance sheet date, and any change in fair value was recognized as a component of other income (expense), net. The Company adjusted the liability for changes in fair value until the earlier of the exercise or expiration of the warrants or the completion of a liquidation event. The warrants to purchase preferred stock were converted into warrants to purchase shares of common stock at the applicable conversion rate for the related common stock upon the closing of the Company's IPO on April 2, 2012. The warrants were revalued and converted upon the closing of the IPO and as such, as of June 30, 2012 (unaudited) the convertible preferred stock liability is zero.
Revenue recognition
The Company derives revenue from the sales of communication badges, smartphones, perpetual software licenses for software that is essential to the functionality of the communication badges, software maintenance, extended warranty and professional services. The Company also derives revenue from the sale of licenses for software that is not essential to the functionality of the communication badges.
Revenue is recognized when

•	there is persuasive evidence that an arrangement exists, in the form of a written contract, amendments to that contract, or purchase orders from a third party

•	delivery has occurred or services have been rendered

•	the price is fixed or determinable after evaluating the risk of concession

•	collectability is probable and/or reasonably assured based on customer creditworthiness and past history of collection
A typical sales arrangement involves multiple elements, such as sales of communication badges, perpetual software licenses, professional services and maintenance services which entitle customers to unspecified upgrades, bug fixes, patch releases and telephone support. Revenue from the sale of communication badges and perpetual software licenses is recognized upon shipment or delivery at the customers’ premises as the contractual provisions governing sales of these products do not include any provisions regarding acceptance, performance or general right of return or cancellation or termination provisions adversely affecting revenue recognition. Revenue from the sale of maintenance services on software licenses is recognized over the period during which the services are provided, which is generally one year. Revenue from professional services is recognized either on a time and materials basis as the services are provided, or on a fixed fee basis based on milestones, both of which generally take place over a period of two to twelve weeks.
For contracts that were signed prior to January 1, 2010 and were not materially modified after that date, the Company recognizes revenue on such arrangements in accordance with the discussion under the authoritative guidance for Software Revenue Recognition, for all elements under such arrangements, as the Company’s software licenses sold as part of such multiple element arrangements are considered essential to the functionality of the communications system. The arrangement consideration is allocated between each element in a multiple element arrangement based on vendor-specific objective evidence, or VSOE, of fair value. The Company applied the residual method whereby only the fair value of the undelivered element, based on VSOE, is deferred and the remaining residual fee is recognized when delivered. The Company established VSOE of fair value for maintenance services based on actual renewal rates. The VSOE of fair value for professional services is based on the rates charged for those services when sold independently from a software license.
In October 2009, the Financial Accounting Standards Board ("FASB") amended the guidance for revenue recognition for tangible products containing software components that function together to deliver the products essential functionality and also amended the accounting guidance for multiple element arrangements. The Company concluded that both standards were applicable to the Company’s products and arrangements and elected to early adopt these standards on a prospective basis for revenue arrangements entered into or materially modified after January 1, 2010. Under the new guidance, tangible products, containing both software and non-software components that function together to deliver a tangible product’s essential functionality, will no longer be subject to software revenue accounting.
The amended guidance for multiple element arrangements:

•	provides updated guidance on whether multiple deliverables exist, how the deliverables in an arrangement should be separated and how the consideration should be allocated

•
requires an entity to allocate revenue in an arrangement using best evidence of selling price, or BESP, if a vendor does not have vendor specific evidence, or VSOE, of fair value or third party evidence, or TPE, of fair value

•	eliminates the use of the residual method and require an entity to allocate revenue using the relative selling price method
Under the new guidance, tangible products and the essential software licenses that work together with such tangible products to provide them their essential functionality are now not subject to software revenue recognition accounting rules (non-software elements), while non-essential software licenses are still governed under software revenue recognition rules (software elements). In such multiple element arrangements, the Company first allocates the total arrangement consideration based on the relative selling prices of the software group of elements as a whole and to the non-software elements. For its multiple-element arrangements, the Company allocates revenue to each element based on a selling price hierarchy at the arrangement inception. The selling price for each element is based upon the following selling price hierarchy: VSOE if available, third party evidence, or TPE, if VSOE is not available, or best estimate of selling price, or BESP, if neither VSOE nor TPE are available. The Company then further allocate consideration within the software group to the respective elements within that group following the authoritative guidance for software revenue recognition and our policies as described above.
The Company allocates revenue to all deliverables based on their relative selling prices, which for the majority of the Company’s products and services is based on VSOE of fair value. The Company has established VSOE of fair value for its communication badges, smartphones, software maintenance, extended warranty, and professional services. VSOE of fair value is established based on selling prices when the elements are sold separately and such selling prices fall within a relatively narrow band or through actual maintenance renewal rates. The Company establishes best evidence of selling price, or BESP, considering multiple factors including normal pricing and discounting practices, which considers market conditions, internal costs and gross margin objectives. The Company established BESP for perpetual licenses based on a range of actual discounts off list price, as the actual selling prices for perpetual licenses fall within a relatively narrow range.
Each element is accounted for as a separate unit of accounting provided the following criteria are met: the delivered products or services have value to the customer on a standalone basis; and for an arrangement that includes a general right of return relative to the delivered products or services, delivery or performance of the undelivered product or service is considered probable and is substantially controlled by us. The Company considers a deliverable to have standalone value if the product or service is sold separately by us or another vendor or could be resold by the customer. Further, the Company’s revenue arrangements do not include a general right of return. The Company limits the amount of revenue recognized for delivered elements to an amount that is not contingent upon future delivery of additional products or services or meeting of any specified performance conditions. The adoption of the amended revenue recognition guidance did not result in any significant changes to the individual deliverables to which the Company allocates revenue as the fair value for most of the deliverables is based on VSOE, or the timing of revenue recognized from the individual deliverables.
The Company also derives revenue from the provision of hosted services on a subscription basis and software sold under term licenses. Revenue from the sale of these products and services are not sold as part of multiple element arrangements and such arrangements are recognized ratably over the term of the arrangement.
A portion of the Company's sales are made through multi-year lease agreements. Under sales-type leases, the Company recognizes revenue for hardware and software products net of lease execution costs such as post-installation product maintenance and technical support, at the net present value of the lease payment stream. The Company records the fair value of equipment as sales revenue, the cost of equipment as cost of sales and the minimum lease payments as lease receivables. The difference between the lease receivable and the equipment fair value is recorded as unearned income and is amortized as income over the lease term using the interest method. The Company believes that its sales-type lease portfolio contains only normal collection risk. The Company may optimize cash flows by selling a majority of the leases to third-party leasing finance companies on a non-recourse basis. The Company has no obligation to the leasing company once the lease has been sold. Some of the sales-type leases are retained in-house.
Shipping and handling costs
Shipping and handling costs charged to customers are included in revenue and the associated expense is recorded in cost of products sold in the statements of operations for all periods presented.
Research and development expenditures
Research and development costs are charged to operations as incurred. Software development costs incurred prior to the establishment of technological feasibility are included in research and development and are expensed as incurred. After technological feasibility is established, material software development costs up to general availability of the software will be capitalized and amortized on a straight-line basis over the estimated product life, or based on the ratio of current revenues to total projected product revenues, whichever is greater. To date, the time between the establishment of technological feasibility and general availability has been very short and therefore no significant costs have been incurred. Accordingly, the Company has not capitalized any software development costs.
Advertising costs
Advertising costs are included in sales and marketing expense and are expensed as incurred. Advertising costs for the years ended December 31, 2009, 2010 and 2011 and the six months ended June 30, 2012 (unaudited) were immaterial.
Product warranties
The Company offers warranties on certain products and records a liability for the estimated future costs associated with warranty claims, which is based upon historical experience and the Company’s estimate of the level of future costs. Warranty costs are reflected in the consolidated statement of operations as cost of sales.
Stock-based compensation
For options granted to employees, stock-based compensation is measured at grant date based on the fair value of the award and is expensed on a straight-line basis over the requisite service period. The Company determines the grant date fair value of the options using the Black-Scholes option-pricing model. Equity instruments issued to non-employees are recorded at their fair value on the measurement date and are subject to periodic adjustment as the underlying equity instruments vest. The fair value of options granted to non-employees is amortized over the vesting period, on a straight-line basis.
For stock options issued to employees and non-employees with specific performance criteria, the Company makes a determination at each balance sheet date whether the performance criteria are probable of being achieved. Compensation expense is recognized until such time as the performance criteria are met or when it is probable that the criteria will not be met.
The Company will only recognize a tax benefit from stock-based awards in additional paid-in capital if an incremental tax benefit is realized after all other tax attributes currently available to the Company have been utilized. In addition, the Company has elected to account for the indirect effects of stock-based awards on other tax attributes, such as the research tax credit, through its statement of operations.
Income taxes
The Company uses the asset and liability method of accounting for income taxes. Under this method, the Company records deferred income taxes based on temporary differences between the financial reporting and tax bases of assets and liabilities and use enacted tax rates and laws that the Company expects will be in effect when they recover those assets or settle those liabilities, as the case may be, to measure those taxes. In cases where the expiration date of tax carryforwards or the projected operating results indicate that realization is not likely, the Company provides for a valuation allowance. Valuation allowances are established when necessary to reduce deferred tax assets to the amounts expected to be realized.
The Company has deferred tax assets, resulting from net operating losses, research and development credits and temporary differences that may reduce taxable income in future periods. A valuation allowance is required when it is more likely than not that all or a portion of a deferred tax asset will not be realized. In assessing the need for a valuation allowance, the Company estimates future taxable income, considering the feasibility of ongoing tax-planning strategies and the realizability of tax loss carryforwards. Valuation allowances related to deferred tax assets can be impacted by changes in tax laws, changes in statutory tax rates and future taxable income levels. If the Company were to determine that it would not be able to realize all or a portion of its deferred tax assets in the future, it would reduce such amounts through a charge to income in the period in which that determination is made. Conversely, if it were to determine that it would be able to realize its deferred tax assets in the future in excess of the net carrying amounts, it would decrease the recorded valuation allowance through an increase to income in the period in which that determination is made. Due to the history of losses the Company has generated in the past, the Company believes that it is not more likely than not that all of the deferred tax assets in the U.S. and Canada can be realized as of December 31, 2011 and the six months ended June 30, 2012 (unaudited); accordingly, the Company has recorded a full valuation allowance on its deferred tax assets.
In the ordinary course of business there is inherent uncertainty in quantifying the Company’s income tax positions. The Company assesses its income tax positions and records tax benefits for all years subject to examination based upon management’s evaluation of the facts, circumstances and information available at the reporting date. For those tax positions where it is more likely than not that a tax benefit will be sustained, the Company has recorded the highest amount of tax benefit with a greater than 50% likelihood of being realized upon ultimate settlement with a taxing authority that has full knowledge of all relevant information. For those income tax positions where it is not more likely than not that a tax benefit will be sustained, no tax benefit has been recognized in the financial statements.
The Company includes interest and penalties with income taxes in the accompanying statement of operations. All of the Company’s net operating losses and research credit carryforwards prior to 2007 are subject to tax authority adjustment and all years after 2006 are still subject to tax authority examinations. The Company is currently not subject to any income tax audit examinations by tax authorities in any jurisdictions including U.S. federal, state and local or foreign countries.
Foreign currency translation
The functional currency of the Company’s foreign subsidiaries is the U.S. dollar. Translation adjustments resulting from remeasuring the foreign currency denominated financial statements of the subsidiaries into U.S. dollars are included in the Company’s consolidated statements of operations. Translation gains and losses have not been significant to date.
Segments
Operating segments are components of an enterprise for which separate financial information is available and is evaluated regularly by the Company’s chief operating decision maker in deciding how to allocate resources and in assessing performance. The Company’s chief operating decision maker is the Chief Executive Officer.
The Company has two operating segments which are both reportable business segments: (i) Product; and (ii) Service, both of which are comprised of Vocera’s and its wholly-owned subsidiaries’ results from operations.
Comprehensive income (loss)
Comprehensive income includes all changes in equity (net assets) during a period from non-owner sources. Historically, there were no components of comprehensive income which were excluded from net income (loss). For the six months ended June 30, 2012 (unaudited) the Company had unrealized losses on available-for-sale securities. There were no other components within comprehensive income (loss) for the six months ended June 30, 2012 (unaudited).
Recent accounting pronouncements
In June 2011, the FASB issued new disclosure guidance related to the presentation of the statement of comprehensive income. This guidance eliminates the current option to report other comprehensive income and its components in the consolidated statement of stockholders’ equity. The requirement to present reclassification adjustments out of accumulated other comprehensive income on the face of the consolidated statement of income has been deferred. The Company adopted this accounting standard effective January 1, 2012; so the adoption of this standard did not have a material impact on the financial position or results of operations of the Company.
In September 2011, the FASB issued new accounting guidance that simplifies goodwill impairment tests. The new guidance states that a “qualitative” assessment may be performed to determine whether further impairment testing is necessary. An entity will no longer be required to calculate the fair value of a reporting unit unless the entity determines, based on a qualitative assessment, that it is more likely than not that the fair value of the reporting unit is less than its carrying amount. Prior to the amendment, entities were required to test goodwill for impairment, on at least an annual basis, by first comparing the fair value of a reporting unit with its carrying amount, including goodwill. If the fair value of a reporting unit is calculated as being less than its carrying amount, then the second step of the quantitative test is to be performed to measure the amount of impairment loss, if any. The Company adopted this accounting standard effective January 1, 2012; the adoption of this standard did not have a material impact on the financial position or results of operations of the Company.
The Company qualifies as an “emerging growth company” pursuant to the provisions of the JOBS Act, enacted on April 5, 2012. Section 102 of the JOBS Act provides that an “emerging growth company” can take advantage of the extended transition period provided in Section 7(a)(2)(B) of the Securities Act for complying with new or revised accounting standards. However, the Company has chosen to “opt out” of such extended transition period, and as a result, it will comply with new or revised accounting standards on the relevant dates on which adoption of such standards is required for non-emerging growth companies. The decision to opt out of the extended transition period is irrevocable.

In July 2012, the FASB issued amended guidance that simplifies how entities test indefinite-lived intangible assets other than goodwill for impairment.  After an assessment of certain qualitative factors, if it is determined to be more likely than not that an indefinite-lived asset is impaired, entities must perform the quantitative impairment test.  Otherwise, the quantitative test is optional.  The amended guidance is effective for annual and interim impairment tests performed for fiscal years beginning after September 15, 2012, with early adoption permitted.  The adoption of this guidance is not expected to have a material impact on the financial position or results of operations of the Company.

Cash, Cash Equivalents and Short-Term Investments	6 Months Ended
Jun. 30, 2012
Cash and Cash Equivalents [Abstract]
Cash, Cash Equivalents and Short-Term Investments
Cash, Cash Equivalents and Short-Term Investments
The following table presents cash, cash equivalents and available-for-sale investments for the periods presented (in thousands):

	As of June 30, 2012
	(unaudited)
	Amortized Cost	Unrealized Gains	Unrealized Losses	Fair value
Cash and cash equivalents:
Cash and money market funds	$7,620	$—	$—	$7,620
Money market funds	7,501	—	—	7,501
Commercial paper	4,998	—	(2)	4,996
Total cash and cash equivalents	20,119	—	(2)	20,117

Short-Term Investments:
Commercial paper	48,921	—	(183)	48,738
Certificates of deposit	996	—	(1)	995
U.S. government and agency securities	9,996	—	(5)	9,991
Total short-term investments	59,913	—	(189)	59,724
Total cash, cash equivalents and short-term investments	$80,032	$—	$(191)	$79,841

At December 31, 2010 or 2011, the Company did not have any cash equivalents or short-term investments.

Income (loss) per share	6 Months Ended
Jun. 30, 2012
Earnings Per Share [Abstract]
Income (loss) per share
Income (loss) per share
Basic and diluted net income (loss) per common share is presented in conformity with the two-class method required for participating securities. Immediately prior to the completion of the Company's IPO on April 2, 2012, holders of Series A through Series F preferred stock were each entitled to receive non-cumulative dividends at the annual rate of 8% per share per annum, respectively, payable prior and in preference to any dividends on any shares of the Company’s common stock. In the event a dividend is paid on common stock, the holders of preferred stock were entitled to a proportionate share of any such dividend as if they were holders of common stock (on an as-if converted basis). The holders of the preferred stock did not have a contractual obligation to share in the losses of the Company. The Company considered its preferred stock to be participating securities. Additionally, the Company considers shares issued upon the early exercise of options subject to repurchase and unvested restricted shares to be participating securities as the holders of these shares have a nonforfeitable right to dividends. In accordance with the two-class method, earnings allocated to these participating securities and the related number of outstanding shares of the participating securities, which include contractual participation rights in undistributed earnings, have been excluded from the computation of basic and diluted net income (loss) per common share.
Under the two-class method, net income (loss) attributable to common stockholders is determined by allocating undistributed earnings, calculated as net income less income attributable to participating securities between common stock and participating securities. In computing diluted net income (loss) attributable to common stockholders, undistributed earnings are re-allocated to reflect the potential impact of dilutive securities. Basic net income (loss) per common share is computed by dividing the net income (loss) attributable to common stockholders by the weighted-average number of common shares outstanding during the period. All participating securities are excluded from basic weighted-average common shares outstanding. Diluted net income per share attributable to common stockholders is computed by dividing the net income attributable to common stockholders by the weighted-average number of common shares outstanding, including potential dilutive common shares assuming the dilutive effect of outstanding stock options using the treasury stock method.
The following table presents the calculation of basic and diluted net income (loss) per share:

	Years ended December 31,			Six months ended June 30,
	2009	2010	2011	2011	2012
(in thousands)				(unaudited)	(unaudited)
Numerator:
Net income (loss)	$(992)	$1,210	$(2,479)	$(1,342)	$345
Less: undistributed earnings allocated to preferred stockholders	—	(1,210)	—	—	(345)
Net income (loss) attributable to common stockholders	$(992)	—	$(2,479)	$(1,342)	$—

Denominator:
Weighted average shares used to compute basic net income (loss) per common share	2,039	2,223	3,370	3,164	12,700
Effect of potentially dilutive securities:
Employee stock options	—	623	—	—	2,622
Stock warrants	—	—	—	—	99

Weighted average shares used to compute diluted income (loss) per common share	2,039	2,846	3,370	3,164	15,421

Net income (loss) per share
Basic and diluted net income (loss) per common share	$(0.49)	$—	$(0.74)	$(0.42)	$—

For year ended 2009, 2010 and 2011, and for the six months ended June 30, 2011 and 2012 (unaudited) the following securities were not included in the calculation of diluted shares outstanding as the effect would have been anti-dilutive:

	As of December 31,			Six months ended June 30,
(in thousands)	2009	2010	2011	2011	2012
				(unaudited)	(unaudited)

Convertible preferred stock (on an as if converted basis)	12,899	12,899	12,916	12,916	—
Options to purchase common stock	3,244	2,913	3,808	3,311	306
Common stock subject to repurchase	1	115	169	284	0
Warrants to purchase convertible preferred stock	238	238	213	213	0
Restricted stock units	—	—	—	—	40

Acquisitions	6 Months Ended
Jun. 30, 2012
Business Combinations [Abstract]
Acquisitions
Acquisitions
Acquisition of Integrated Voice Solutions, Inc.
On September 15, 2010, the Company acquired 100% of the outstanding shares of Integrated Voice Solutions, Inc. (“IVS”), in exchange for $4.1 million in cash. The acquisition was accounted for as a business combination. The results of IVS’ operations have been included in the financial statements since the acquisition date. The Company acquired IVS to help it gain access to a care transition business which addresses patient transfers and nurse shift changes.
Assets acquired and liabilities assumed were recorded at their estimated fair values as of the acquisition date. The excess of purchase price over the tangible assets, identifiable intangible assets and assumed liabilities was recorded as goodwill. Goodwill is attributable to synergies achieved through the hand-off applications used by IVS and the Vocera Voice Communication solution.
The Company’s allocation of the purchase price is summarized below:

(in thousands)	Estimated fair value

Assets acquired
Cash	$1,170
Accounts receivable	47
Other current assets	28
Property and equipment	12
Customer relationships	1,500
Developed technology	400
Goodwill	1,922
Total assets acquired	5,079
Liabilities assumed	(1,007)
Net assets acquired	$4,072

Acquisition of OptiVox product line.
On October 8, 2010, the Company acquired certain assets, the OptiVox product line, from The White Stone Group, Inc. (“OptiVox”), in exchange for $3.8 million in cash and the right to purchase 283,333 shares of the Company’s common stock. The right entitled the holder to purchase 283,333 shares of the Company’s common stock at an exercise price of $2.22 per share on or before December 31, 2010. The fair value of this right of $54,000 was determined using a volatility of 45% an expected term of 0.25 years, a risk free rate of 0.15% and a fair value of the Company’s common stock of $2.22 per share. The fair value of this right was accounted for as purchase consideration as there were no performance, service or other obligations associated with this right. The acquisition was accounted for as a business combination. The results of OptiVox’s operations have been included in the financial statements since the acquisition date. The Company acquired OptiVox to help it gain access to a care transition business which addresses patient transfers and nurse shift changes. The OptiVox product line complements the IVS technology which the Company acquired in September 2010.
Assets acquired and liabilities assumed were recorded at their estimated fair values as of the acquisition date. The excess of purchase price over the tangible assets, identifiable intangible assets and assumed liabilities was recorded as goodwill. Goodwill is attributable to synergies achieved through the hand-off applications used by OptiVox and the Vocera Voice Communication solution.
The Company’s allocation of the purchase price is summarized below:

(in thousands)	Estimated fair value

Assets acquired
Fixed assets	$38
Trademarks	60
Customer relationships	380
Developed technology	760
Goodwill	2,645
Net assets acquired	$3,883

Acquisition of ExperiaHealth, Inc.
On November 3, 2010, the Company acquired certain assets from DS Consulting Associates, LLC. (“ExperiaHealth”) for total consideration of $0.1 million. The consideration was in the form of stock options to purchase up to 83,333 shares of common stock of the Company in two equal tranches, contingent upon certain revenue milestones being met for 2010 and 2011. The acquisition was accounted for as a business combination. The options issued for the ExperiaHealth acquisition are treated as contingent consideration and are classified as liabilities which must be adjusted to fair value at each reporting period until the options are vested. Based upon the milestone criteria for 2010, ExperiaHealth vested in a total of 35,452 options of the possible 41,666 available. Based upon the revenue milestone criteria for 2011, the remaining 41,666 vested fully in March, 2012. As a result, the Company reclassified the full liability to equity as of December 31, 2011. The Company recorded an expense in other income (expense), net of $0.1 million for 2010 and $0.5 million for 2011, to reflect the change in the fair value of these outstanding options. The results of ExperiaHealth’s operations have been included in the financial statements since the acquisition date. The Company acquired ExperiaHealth to complement the Company’s products that help hospitals improve patient safety and satisfaction. The allocation of purchase price, and pro forma earnings information, has not been presented because the effect of the acquisition of ExperiaHealth is not material to the financial statements.
Acquisition of Wallace Wireless, Inc.
On December 17, 2010, the Company acquired 100% of the outstanding shares of Wallace Wireless, Inc. (“Wallace Wireless”), a Canadian corporation, in exchange for $2.1 million in cash and, for certain employees, the right to purchase 112,612 shares of the Company’s common stock. The right entitled the holder to purchase 112,612 shares of the Company’s common stock at an exercise price of $2.22 per share within 60 days of the closing of the transaction. The fair value of this right of $15,000 was determined using a volatility of 45%, an expected term of 0.15 years, a risk free rate of 0.11% and a fair value of the Company’s common stock of $2.22 per share. The shares issued under this right require the continued employment of the holders of the shares and vest over a period of 24 months. These shares are subject to repurchase on a pro-rata basis in the event of termination of employment. As such, the fair value of this right is being recognized ratably over the term of employment. The acquisition was accounted for as a business combination. The results of Wallace Wireless’ operations have been included in the financial statements since the acquisition date. The Company acquired Wallace Wireless to gain access to smartphone messaging products enabling secure delivery of text messages, alerts and other information directly to and from smartphones.
The Company allocated the purchase price to the identifiable intangible assets acquired based on their estimated fair values. The excess of the purchase price over the aggregate fair values was recorded as goodwill. Goodwill is attributable to synergies achieved through combining the technology acquired with the Company’s existing patient solutions.
The Company’s allocation of the purchase price is summarized below:

(in thousands)	Estimated fair value

Assets acquired
Cash	$46
Accounts receivable	126
Other current assets	100
Other receivables	458
Property and equipment	5
Trademarks	10
Non-compete agreements	70
Customer relationships	470
Developed technology	510
In-process R&D	210
Goodwill	1,008
Total assets acquired	3,013
Liabilities assumed	(922)
Net assets acquired	$2,091

Supplemental pro forma financial information
Unaudited supplemental pro forma financial information, prepared as though the acquisitions had been completed at the beginning of the year in which they were completed and the beginning of the immediately preceding year, is as follows:

	Years ended December 31,
(in thousands, except per share data)	2009	2010
	(unaudited)
Revenue	$46,050	$60,593
Net loss	(1,885)	(515)

Net loss per share
Basic and diluted	$(0.84)	$(0.18)

Financial results since the date of acquisition for acquired entities have been included in the consolidated statement of operations. The acquired businesses contributed revenues of $0.5 million and a net loss of $2.1 million to the Company from September 15, 2010 to December 31, 2010.

Goodwill and intangible assets	6 Months Ended
Jun. 30, 2012
Goodwill and Intangible Assets Disclosure [Abstract]
Goodwill and intangible assets
Goodwill and intangible assets
Goodwill
As of December 31, 2010 and 2011, and June 30, 2012 (unaudited) the Company had $5.6 million, $5.6 million and $5.6 million, respectively, of goodwill. Goodwill is tested for impairment at the reporting unit level at least annually or more often if events or changes in circumstances indicate the carrying value may not be recoverable. The Company performed the annual required test of impairment of goodwill as of September 30, 2011. The Company’s annual impairment test did not indicate impairment at any of its reporting units. No impairment was recorded in 2010 or 2011. As of June 30, 2012 (unaudited) no changes in circumstances indicate that goodwill carrying values may not be recoverable.
Intangible assets
The fair values for acquired intangible assets were determined by management relying in part on valuations performed by independent valuation specialists. Acquisition related intangible assets are amortized over the life of the assets on a basis that resembles the economic benefit of the assets. This results in amortization that is higher in earlier periods of the useful life. The estimated useful lives and carrying value of acquired intangible assets are as follows:

		December 31, 2010			December 31, 2011			June 30, 2012 (unaudited)
(in thousands)	Weighted average useful life (years)	Gross carrying amount	Accumulated amortization	Net carrying amount	Gross carrying amount	Accumulated amortization	Net carrying amount	Gross carrying amount	Accumulated amortization	Net carrying amount

Intangible assets:
Trademarks	6.9	$70	$2	$68	$70	$16	$54	$70	$23	$47
Non-compete Agreements	2	70	—	70	70	13	57	70	35	35
Customer relationships	8.6	2,350	137	2,213	2,350	690	1,660	2,350	904	1,446
Developed technology	6	1,670	84	1,586	1,670	510	1,160	1,880	703	1,177
In-process R&D	7	210	—	210	210	—	210	—	—	—

Total intangible assets, net		$4,370	$223	$4,147	$4,370	$1,229	$3,141	$4,370	$1,665	$2,705

Amortization of intangible assets was $0, $0.2 million and $1.0 million, for 2009, 2010, and 2011, respectively. Amortization expense for the six months ended June 30, 2011 and 2012 (unaudited) was $0.5 million and $0.4 million, respectively.
Amortization of acquired intangible assets is reflected in cost of revenue and operating expenses. The estimated future amortization of acquired intangible assets as of June 30, 2012 (unaudited) was as follows (in thousands):

2012	$436
2013	727
2014	567
2015	389
2016	258
Thereafter	328

Total	$2,705

Balance sheet components	6 Months Ended
Jun. 30, 2012
Balance Sheet Components [Abstract]
Balance sheet components
Balance sheet components
Inventories

	December 31,		June 30,
(in thousands)	2010	2011	2012
			(unaudited)
Raw materials	$740	$250	$39
Finished goods	2,083	3,113	2,893
Total inventories	$2,823	$3,363	$2,932

Property and equipment

	December 31,		June 30,
(in thousands)	2010	2011	2012
			(unaudited)

Computer equipment and software	$2,644	$3,712	$4,173
Furniture fixtures and equipment	666	1,018	966
Leasehold improvements	1,070	1,493	1,680
Manufacturing tools and equipment	2,229	3,027	3,290
Construction in process	333	90	107
	6,942	9,340	10,216
Less: Accumulated depreciation	(5,635)	(6,639)	(7,522)
Property and equipment, net	$1,307	$2,701	$2,694

Depreciation and amortization expense during 2009, 2010 and 2011 was $0.8 million, $0.7 million and $1.0 million, respectively. Depreciation and amortization expense for the six months ended June 30, 2011 and 2012 (unaudited) was $0.3 million and $0.8 million, respectively.
Accrued payroll and other accruals

	December 31,		June 30,
(in thousands)	2010	2011	2012
			(unaudited)
Payroll and related expenses	$3,705	$4,424	$4,868
Uninvoiced purchases	1,982	1,741	1,562
Preferred stock warrant liability	—	1,853	—
Deferred rent	331	500	550
Exercise of unvested stock options	5	373	299
ExperiaHealth performance awards	46	—	—
Customer prepayments	223	387	836
Sales and use tax payable	405	343	442
Other	320	522	544
Total accrued payroll and other accruals	$7,017	$10,143	$9,101

Net investment in sales-type leases	6 Months Ended
Jun. 30, 2012
Leases [Abstract]
Net Investment in Sales-Type Leases
Net investment in sales-type leases

The Company has sales-type leases with a term of three years. Sales-type lease receivables are collateralized by the underlying equipment. The components of our net investment in sales-type leases are as follows (in thousands):

	December 31,	December 31,	June 30,
	2010	2011	2012
			(unaudited)
Net minimum lease payments to be received	$—	$—	$1,588
Less unearned interest income portion	—	—	(151)
Net investment in sales-type leases	—	—	1,437
Less current portion	—	—	(498)
Non-current net investment in sales-type leases	$—	$—	$939

There were no allowances for doubtful accounts for each of the years ended December 31, 2010 or 2011, or for the six months ended June 30, 2012 (unaudited).
The minimum lease payments under sales-type leases as of June 30, 2012 (unaudited) were as follows (in thousands):

2012 (remaining six months)	$289
2013	578
2014	578
2015	143
2016 and thereafter	—
Total	$1,588

Product warranties	6 Months Ended
Jun. 30, 2012
Product Warranties Disclosures [Abstract]
Product warranties
Product warranties
The Company provides for the estimated costs of hardware warranties at the time the related revenue is recognized. Costs are estimated based on historical and projected product failure rates, historical and projected repair costs, and knowledge of specific product failures (if any). The specific hardware warranty includes parts and labor over a period generally ranging from one to three years. The Company provides no warranty for software. The Company regularly re-evaluates its estimates to assess the adequacy of the recorded warranty liabilities and adjust the amounts as necessary.
A reconciliation of the changes in the Company’s warranty reserve for 2010 and 2011, and the six months ended June 30, 2012 (unaudited) is as follows:

	December 31,		June 30,
(in thousands)	2010	2011	2012
			(unaudited)
Balance at the beginning of the period	$572	$605	$983
Warranty expenses accrued	1,166	1,613	611
Warranty settlements made	(1,133)	(1,235)	(818)
Balance at the end of the period	$605	$983	$776

Borrowings	6 Months Ended
Jun. 30, 2012
Debt Disclosure [Abstract]
Borrowings
Borrowings
Term loan and revolving line of credit
In June 2004, the Company entered into a loan and security agreement with a bank, most recently amended in December 2010 (the “Amendment”). The Amendment renewed the revolving line of credit at $5.0 million, and increased the term loan from $2.0 million to $5.0 million. Subsequent to the Company’ s IPO, on April 3, 2012, the Company paid off in full the outstanding revolving line of credit of $4.5 million and the outstanding term loan balance of $3.3 million. The following provides details of each of the two separate forms of credit extended under the loan and security agreement:
Revolving line of credit:
The Amendment allowed the Company to borrow up to $5.0 million based on the Company’s working capital. The borrowing base was calculated based on up to 80% of eligible accounts receivable. Any outstanding balances above the availability on the borrowing base would be paid down or cash secured by the Company. Interest was payable monthly with the principal due at maturity. Borrowing under the line of credit bore interest at the bank’s prime rate plus 1%, provided that in no event would the prime rate be less than the 30-day LIBOR rate plus 2.5%. As of June 30, 2012, and December 31, 2011 the Company had drawn down $0 and $4.5 million, respectively under this line of credit. On February 13, 2012 the Company repaid $4.5 million under the line of credit, on March 23, 2012 the Company drew down $4.5 million, and on April 3, 2012 the Company repaid the full amount outstanding on the line of credit of $4.5 million using a portion of the proceeds from the IPO. This line of credit expired in April 2012.
Term loan:
The Amendment allowed the Company to borrow up to $5.0 million under a term loan; on December 13, 2010, the Company borrowed the full $5.0 million available. Approximately $1.0 million of the proceeds from this borrowing was used to pay off the previous term loan which was outstanding at the close of the Amendment. This loan was to be repaid with six interest only payments, followed by 30 equal monthly installments of principal plus interest, which began on June 13, 2011. Interest was calculated at the bank’s prime rate plus 1.5% provided that in no event would the prime rate be deemed to be less than the 30-day LIBOR rate plus 2.5%.
The agreement imposed various limitations on the Company, including without limitation, on its ability to: (i) transfer all or any part of its businesses or properties, merge or consolidate, or acquire all or substantially all of the capital stock or property of another company; (ii) engage in a new business; (iii) incur additional indebtedness or liens with respect to any of its properties; (iv) pay dividends or make any other distribution on or purchase of, any of its capital stock; (v) make investments in other companies; (vi) make payments in respect of any subordinated debt. The agreement also contains certain customary representations and warranties, additional covenants, notice and indemnification provisions, and events of default, including changes of control, cross-defaults to other debt, judgment defaults and material adverse changes to the Company’s business. In addition, the Loan Agreement required the Company to maintain an adjusted quick ratio of 1.10:1, which is defined as unrestricted cash plus eligible accounts receivable; divided by current liabilities plus all other bank debt less the current portion of deferred revenue. The loan agreement also required the Company to maintain minimum net income levels on a quarterly basis.
Operating loan agreement
In association with the Wallace Wireless acquisition, the Company assumed liability for an operating loan agreement executed in June 2008. The loan agreement allows the Company to borrow up to $0.4 million based on 75% of eligible Canadian accounts receivable plus 60% of their eligible U.S. accounts receivable. The amount outstanding on the date of acquisition was $0.4 million Interest is payable monthly with principle due at maturity. Borrowing under the loan agreement bore interest at the bank’s prime rate plus 1.5%. This loan agreement was fully paid in January 2011.

Commitments	6 Months Ended
Jun. 30, 2012
Commitments and Contingencies Disclosure [Abstract]
Commitments
Commitments
The Company undertakes, in the ordinary course of business, to (i) defend customers and other parties from certain third-party claims associated with allegations of trade secret misappropriation, infringement of copyright, patent or other intellectual property right, or tortious damage to persons or property and (ii) indemnify and hold harmless such parties from certain resulting damages, costs and other liabilities. The term of these undertakings may be perpetual and the maximum potential liability of the Company under certain of these undertakings is not determinable. The Company has never incurred costs to defend lawsuits or settle claims related to these undertakings and, as a result, the Company believes the corresponding estimated fair value is minimal.
The Company has entered into indemnification agreements with its directors and officers that may require the Company to indemnify its directors and officers against liabilities that may arise by reason of their status or service as directors or officers, other than liabilities arising from willful misconduct of the individual. The Company currently has directors and officers insurance.
Non cancelable purchase commitments
The Company enters into non-cancelable purchase commitments with its third-party manufacturer whereby the Company is required to purchase any inventory held by the third-party manufacturer that have been purchased by them based on confirmed orders from the Company. As of December 31, 2010 and 2011, and as of June 30, 2012 (unaudited) approximately $2.1 million, $4.9 million and $3.7 million, respectively, of raw material inventory was purchased and held by the third-party manufacturer which was subject to such purchase requirements.
Leases
The Company leases office space for its headquarters and subsidiaries under non cancelable operating leases, which will expire between December 2012 and April 2017. Rent expense for 2009, 2010 and 2011 was $1.1 million, $1.2 million and $1.7 million, respectively, and for the six months ended June 30, 2011 and 2012 (unaudited) was $0.8 million and $0.9 million, respectively. The Company recognizes rent expense on a straight-line basis over the lease period, and has accrued for rent expense incurred but not paid. In February 2012, the Company renewed its lease facilities in Toronto, Canada, and added an additional approximate 2,130 square feet. This lease will expire on April 30, 2017.
Future minimum lease payments at June 30, 2012 (unaudited) under non-cancelable operating leases are as follows:

(in thousands)	Operating leases
2012 (remaining six months)	$658
2013	1,461
2014	1,474
2015	1,480
2016 and beyond	470
Total minimum lease payments	$5,543

Legal matters
From time to time, the Company may be involved in lawsuits, claims, investigations and proceedings, consisting of intellectual property, commercial, employment and other matters, which arise in the ordinary course of business. The Company records a liability when it is both probable that a liability has been incurred and the amount of the loss can be reasonably estimated. These provisions are reviewed at least quarterly and adjusted to reflect the impact of negotiations, settlements, ruling, advice of legal counsel and other information and events pertaining to a particular case. Litigation is inherently unpredictable. If any unfavorable ruling were to occur in any specific period, there exists the possibility of a material adverse impact on the Company's financial position or the results of operations of that period or on the Company’s cash flows.

Convertible preferred stock and preferred stock	6 Months Ended
Jun. 30, 2012
Convertible preferred stock [Abstract]
Convertible preferred stock and preferred stock
Convertible preferred stock and preferred stock
The six series of convertible preferred stock with their respective authorized number of shares, issued and outstanding number of shares, value on the balance sheet net of issuance costs, and liquidation value at December 31, 2011 are shown below:

(in thousands, except share amounts)	Authorized	Issued	Proceeds net of issuance costs	Liquidation preference

Series A	510,354	510,351	$1,014	$1,035
Series B	896,464	896,464	$7,043	$7,100
Series C	4,235,087	4,210,519	$11,905	$12,000
Series D	3,483,333	3,430,215	$11,036	$11,256
Series E	1,791,666	1,361,592	$8,772	$9,002
Series F	2,089,964	1,762,839	$12,990	$13,160

	13,006,868	12,171,980	$52,760	$53,553

There was no convertible preferred stock outstanding at June 30, 2012 (unaudited).
The holders of Series A, Series B, Series C, Series D, Series E and Series F preferred stock (hereafter “Series A,” “Series B,” “Series C,” “Series D,” “Series E” and “Series F,” respectively, and together, the “preferred stock”) had the various rights and preferences as set forth below. In addition, in connection with an expired “pay-to-play” automatic conversion provision under the Company’s prior certificate of incorporation, a Series A1, Series B1, Series C1, Series D1, Series E1 and Series F1 preferred stock were authorized (together, the “pay-to-play preferred stock”), in authorized amounts equal to those above. The pay-to-play preferred stock had the same rights and preferences as the Company’s preferred stock as set forth below. No shares of the pay-to-play preferred stock have been issued.
Voting
Each share of preferred stock had voting rights equal to an equivalent number of shares of common stock into which it was convertible and voted together as one class with the common stock.
As long as any shares of preferred stock remained outstanding, the Company must have obtained approval from the holders of at least 50% of the then outstanding preferred stock in order to: alter the certificate of incorporation; authorize or issue any shares of any superior to or in parity with any such preferences, right or privileges of preferred stock; effect any liquidation, dissolution, winding-up, recapitalization, reorganization, or change of control of the Company; change the number of authorized directors of the Company; make any public offering of its equity securities, other than an initial public offering; redeem, repurchase or reacquire any of the outstanding capital stock of the Company, other than repurchases approved by the Board of Directors; declare or pay any dividends on the common stock.
Dividends
Holders of each series of preferred stock were entitled to receive noncumulative dividends, in preference to common stockholders, at the per annum rate of 8% of the original Series A, Series B, Series C, Series D Series E and Series F issuance price ($2.028, $7.92, $2.850, $3.28152, $6.6114 and $7.4652, respectively), when and if declared by the Board of Directors. The holders of preferred stock were also entitled to participate in dividends on common stock, when and if declared by the Board of Directors, based on the number of shares of common stock held on an as-if-converted basis. No dividends on preferred or common stock were declared by the Board of Directors from inception through December 31, 2011.
Liquidation
In the event of any liquidation, dissolution or winding-up of the Company, including a merger, acquisition or sale of assets where the beneficial owners of the Company’s common stock and Convertible preferred stock owned less than 51% of the resulting voting power of the surviving entity, the holders of Series F were entitled to receive an amount of $7.4652 per share, plus any declared but unpaid dividends, prior to and in preference to any distribution to the holders of Series A, Series B, Series C, Series D, Series E and common stock. After payment was made to the holders of Series F, the holders of Series E were entitled to receive an amount of $6.6114 per share, plus any declared but unpaid dividends, prior to and in preference to any distribution to the holders of Series A, Series B, Series C, Series D and common stock. After payment was made to the holders of Series E, the holders of Series D were entitled to receive an amount of $3.28152 per share, plus any declared but unpaid dividends, prior to and in preference to any distribution to the holders of Series A, Series B, Series C and Common Stock. After payment was made to the holders of Series D, the holders of Series C were entitled to receive an amount of $2.85 per share, plus any declared but unpaid dividends, prior to and in preference to any distribution to the holders of Series A and Series B and common stock. After payment was made to the holders of Series C, the holders of Series A and Series B shall be entitled to receive an amount of $2.028 per share of Series A, and $7.920 per share of Series B, plus any declared but unpaid dividends, prior to and in preference to any distribution to holders of common stock. The remaining assets, if any, shall have distributed among the holders of common and preferred stock pro rata in proportion to the number of shares of common stock held by each stockholder on an as-if-converted basis, until the holders of Series A, Series B, Series C, Series D Series E and Series F received a total of $8.112, $23.760, $8.55, $9.84456, $19.8342 and $22.3956 per share respectively.
Conversion
Each share of preferred stock was convertible, at the option of the holder, into common stock. Series A, Series C, Series D, Series E and Series F had a conversion ratio of 1:1. Series B preferred stock had a conversion ratio of 1:1.8304. Each share of preferred stock automatically converted into the number of shares of common stock into which such shares were convertible at the then effective conversion ratio upon the earlier of: (1) the closing of a firm commitment underwritten public offering of common stock at a per share price of at least $15 per share with net proceeds of at least $25.0 million or (2) an affirmative vote by the majority of preferred stock stockholders. In connection with the Company's IPO, in April 2012, each share of then-outstanding preferred stock was converted to common stock at the ratio described above.
In connection with the Company's IPO, in April 2012, each share of then-outstanding preferred stock was converted to common stock at the ratio described above. Accordingly, no shares of convertible preferred stock were outstanding as of June 30, 2012. In April 2012, the Company filed a Restated Certificate of Incorporation, which authorizes the Company to issue up to 5,000,000 shares of undesignated preferred stock with a par value of $0.0003 per share, of which no shares were outstanding as of June 30, 2012 (unaudited).
Warrants for preferred stock
In connection with the line of credit agreement entered into in 2002, the Company issued warrants to purchase 24,561 shares of Series C at an exercise price of $2.85 per share. In connection with the Company's IPO these warrants were cashless exercised in exchange for 20,186 Series C preferred shares.

In connection with the loan and line of credit agreement entered into in 2004 (Note 10), the Company issued warrants to purchase 24,378 shares of Series D at an exercise price of $3.2815 per share. On June 30, 2011 these warrants were cashless exercised in exchange for 17,171 Series D preferred shares.

In connection with the loan and security agreement entered into in October 2005 (Note 10), the Company issued warrants to purchase 52,938 shares of Series E at an exercise price of $6.6114 per share. Upon the close of the Company's IPO these warrants automatically converted into warrants to purchase common stock. These warrants were cashless exercised in exchange for 37,795 shares of common stock in April 2012.
In connection with the sale of Series E in October 2005, the Company issued warrants to purchase 136,119 shares of Series E to investors who purchased Series E in October 2005 at an exercise price of $6.6114 per share. In 2011, three investors exercised warrants to purchase a total of 313 shares of Series E. In connection with the Company's IPO, 1,956 warrants were cashless exercised in exchange for 1,147 Series E preferred shares. Upon the close of the Company's IPO the remaining warrants automatically converted into warrants to purchase common stock. During the six months ended June 30, 2012 (unaudited) 19,334 warrants were cashless exercised in exchange for 13,513 shares of common stock. At June 30, 2012 (unaudited) warrants to purchase 114,516 shares of common stock were outstanding and expire in October 2015.
Outstanding warrants to purchase preferred stock are classified as liabilities which must be adjusted to fair value at each reporting period until the earlier of their exercise or expiration or the completion of a liquidation event, including the completion of an initial public offering, at which time the preferred stock warrant liability will automatically convert into a warrant to purchase shares of common stock and will be reclassified to stockholders’ deficit. The Company recorded an expense in other income (expense), net of $0.2 million, $0.3 million, and $1 million for 2009, 2010 and 2011, respectively, to reflect the change in the fair value of these outstanding warrants.
The holders of all the warrants described in the paragraphs above may convert the warrant, in whole or in part, in lieu of exercising the warrant. The number of shares to be issued in such a conversion shall be determined by dividing (a) the aggregate fair market value of the shares issuable upon the exercise of the warrant minus the aggregate warrant price of such shares by (b) the fair market value of one share at the time of conversion.

Common stock	6 Months Ended
Jun. 30, 2012
Disclosure of Compensation Related Costs, Share-based Payments [Abstract]
Common Stock
Common stock
The Company’s certificate of incorporation, as amended, authorizes the Company to issue 100.0 million shares of $0.0003 par value common stock.
At June 30, 2012 (unaudited) the Company has reserved shares for issuance of common stock as follows:

Common Stock

Reserved under stock option plans	217,527
Exercise of warrants to purchase common stock	114,516
332,043

Incentive stock option plans

The Company has three equity incentive plans: the 2000 Stock Option Plan (the "2000 Plan"), the 2006 Stock Option Plan (the "2006 Plan") and the 2012 Stock Option Plan (the "2012 Plan"). On March 26, 2012, all shares that were reserved under the 2006 Plan but not subject to outstanding awards became available for grant under the 2012 Plan. No additional shares will be issued under the 2006 Plan. The 2000 Plan terminated in March 2010 and no additional shares will be issued under this plan. All options currently outstanding under the 2000 Plan and the 2006 Plan continue to be governed by the terms and conditions of those plans. Under the 2012 Plan, the Company has the ability to issue incentive stock options (“ISOs”), stock appreciation rights, restricted stock, restricted stock units (“RSUs”), performance awards and stock bonuses. The ISOs will be granted at a price per share not less than the fair value at date of grant. Options granted to date generally vest over a four-year period with 25% vesting at the end of one year and the remaining vest monthly thereafter. Options granted generally are exercisable up to 10 years.
Early exercise of stock options
The Company typically allows employees to exercise options granted under the 2000 and 2006 Plans prior to vesting. The unvested shares are subject to the Company’s repurchase right at the original purchase price. The proceeds initially are recorded as an accrued liability from the early exercise of stock options (see Note 7, Balance sheet components - Accrued payroll and other accruals), and reclassified to common stock as the Company’s repurchase right lapses. At December 31, 2010 and 2011, and June 30, 2012 (unaudited) there were unvested shares in the amount of 2,666, 112,967 and 82,185, respectively, which were subject to repurchase at an aggregate price of $0 million, $0.4 million and $0.3 million, respectively.
Common stock subject to repurchase
Pursuant to the acquisition arrangement with Wallace Wireless, two employees were given the right to purchase 112,612 shares of common stock for $2.22 per share from the Company. Per this agreement, the Company has the right, but not the obligation, to repurchase the unvested shares of common stock upon termination of the employment of these two individuals, at the original purchase price per share. The repurchase rights with respect to the common stock lapse over the vesting period, which is 24 months from the acquisition date. These restricted shares are legally issued and outstanding and have been included in stockholders’ deficit. The amounts received in exchange for these shares have been included in accrued payroll and other accruals in the accompanying consolidated balance sheet and are reclassified to equity as the shares vest.

The following table summarizes the combined stock option activity under the 2000 Plan, the 2006 Plan and the 2012 Plan and non-plan stock option agreements:

		Options outstanding
	Shares available for grant	Number of options	Weighted average exercise price	Weighted average remaining contractual term	Aggregate intrinsic value

				(in years)	(in thousands)
Outstanding at December 31, 2010	494,889	3,534,875	$1.64	6.32	$1,861

Additional reserve for future issuance	1,889,226
Options granted	(1,364,237)	1,364,237	$7.32
Options exercised	—	(1,005,366)	$1.80
Options cancelled	79,358	(79,358)	$4.32
Options expired	6,166	(6,166)	$0.90
Options cancelled and not returned to the reserve for future issuance	(6,261)	—
Early exercised options repurchased and added back to the pool	1,970	—

Outstanding at December 31, 2011	1,101,111	3,808,222	$3.57	6.68	$28,682
Shares removed from the plan	(167,166)
Options granted	(496,370)	496,370	$22.27
Options exercised	—	(350,750)	$1.36
Options canceled	26,989	(26,989)	$4.26
Options expired	4,961	(4,961)	$2.58
Early exercised options repurchased and added back to the pool	1,315
Outstanding at June 30, 2012 (unaudited)	470,840	3,921,892	6.13	7.02	$81,029

Options vested and expected to vest as of December 31, 2011		3,679,649	$3.51	6.64	$27,911

Options vested and exercisable as of December 31, 2011		2,188,231	$2.08	5.31	$19,727

Options vested and expected to vest as of June 30, 2012 (unaudited)		3,859,983	$6.00	6.99	$80,259

Options vested and exercisable as of June 30, 2012 (unaudited)		2,300,191	$2.43	5.62	$56,036

Using the Black-Scholes option-pricing model, the weighted-average grant-date fair value of options granted to employees during 2009, 2010 and, 2011 and the six months ended June 30, 2012 (unaudited) was $0.36 per share, $0.96 per share, $3.30 per share and $9.87 per share respectively. Further information regarding the value of employee options vested and exercised during 2009, 2010 and 2011 is set forth below.

	Years ended December 31,			June 30,
(in thousands)	2009	2010	2011	2012
				(unaudited)
Grant-date fair value of options vested during period	$470	$469	$881	$517
Intrinsic value of options exercised during period	1	261	2,565	5,923

Restricted Stock Awards and Restricted Stock Units
In 2012, the Company began incorporating restricted stock awards and RSUs as an element of our compensation plans. In February 2012, the Company granted certain of our directors restricted stock which vests 50% on the first anniversary of the grant, and 50% on the second anniversary of the grant. In May 2012, the Company granted certain employees RSUs, which vest one third on the first anniversary of the grant, one third on the second anniversary of the grant and one third upon the third anniversary of the grant.
A summary of the restricted stock activity for the six months ended June 30, 2012 (unaudited) is presented below:

	Restricted Stock Awards		Restricted Stock Units
	Number of shares	Weighted Average Grant Date Fair Value per Share	Number of shares	Weighted Average Grant Date Fair Value per Share
Granted	24,152	12.42	253,810	24.15
Vested	—	—	—	—
Forfeited	—	—	(500)	24.15
Outstanding at June 30, 2012	24,152	12.42	253,310	24.15

The Company uses the Black-Scholes option-pricing model to calculate the fair value of stock options on their grant date. This model requires the following major inputs: the estimated fair value of the underlying common stock, the expected life of the option, the expected volatility of the underlying common stock over the expected life of the option, the risk-free interest rate and expected dividend yield. The following assumptions were used for each respective period for employee stock-based compensation:

	Years ended December 31,			Six months ended June 30,
	2009	2010	2011	2011	2012
				(unaudited)	(unaudited)
Risk-free interest rate	1.89% -2.73%	1.90% - 2.63%	0.98% - 2.48%	2.20% - 2.48%	0.78% - 1.03%
Expected life (years)	5.57	5.77	5.49 - 5.73	5.49 - 5.68	5.48 - 5.60
Expected volatility	45.30% - 46.20%	44.03% - 44.52%	44.68% - 47.60%	45.00%	47.9% - 48.7%
Dividend yield	—%	—%	—%	—	—

At June 30, 2012 (unaudited), there was $7.6 million of unrecognized net compensation cost related to options which is expected to be recognized over a weighted-average period of 3 years.
Prior to the Company's IPO, the risk-free rate for the expected term of options was based on the U.S. Treasury Constant Maturity Rate as of the grant date. The computation of expected life was determined based on the historical exercise and forfeiture behavior of the Company’s employees, giving consideration to the contractual terms of the stock-based awards, vesting schedules and expectations of future employee behavior. The expected stock price volatility for the Company’s common stock was estimated based on the historical volatility of a peer group of publicly-traded companies for the same expected term of the options. The peer group was selected based on industry and market capitalization data. The Company assumed the dividend yield to be zero, as the Company has never declared or paid dividends and does not expect to do so in the foreseeable future.
Stock-based compensation expense is recognized based on a straight-line amortization method over the respective vesting period of the award and has been reduced for estimated forfeitures. The Company estimated the expected forfeiture rate based on our historical experience, considering voluntary termination behaviors, trends of actual award forfeitures, and other events that will impact the forfeiture rate. To the extent the Company’s actual forfeiture rate is different from the estimate, the stock-based compensation expense is adjusted accordingly.
During 2010 and 2011, and the six months ended June 30, 2012 (unaudited), the Company granted employee options to purchase shares of common stock as follows:

Grant Date	Number of Options Granted	Option Exercise Price	Fair Value of Common Stock per Share

February 26, 2010	18,246	$1.62	$1.62
March 31, 2010	99,999	1.62	1.62
July 16, 2010	18,913	2.04	2.04
September 7, 2010	144,331	2.22	2.22
December 23, 2010	314,472	2.16	2.16
March 31, 2011	363,415	4.68	4.68
May 5, 2011	420,404	5.04	5.04
June 14, 2011	45,696	5.04	11.10
July 28, 2011	71,326	11.10	11.10
October 3, 2011	200,000	11.10	11.10
October 26, 2011	83,241	11.10	11.10
December 20, 2011	112,239	11.10	11.10
February 9, 2012	57,239	12.42	12.42
March 27, 2012	41,161	16.00	16.00
May 31, 2012	370,470	24.15	24.15
June 29, 2012	27,500	26.79	26.79

Because the Company’s common stock was not publicly traded prior to the Company's IPO, for stock options granted prior to the Company's IPO, the Board of Directors exercised significant judgment in determining the fair value of the Company’s common stock on the date of grant based on a number of objective and subjective factors. Factors considered by the Board of Directors included:

•	the Company’s stage of development

•	the Company’s financial condition and historical operating performance

•	the Company’s future financial projections and the risk of not achieving these projections

•	changes in the company and in the industry since the last time the Board of Directors made a determination of fair value

•	impact of acquisitions on the business, including risks associated with the integration of the acquired operations

•	the financial performance and range of market multiples of comparable companies and comparable acquisitions

•	market and regulatory conditions affecting the Company’s industry

•	the rights, preferences, privileges and restrictions of each security in the Company’s capital structure

•	the expected timing and likelihood of achieving a liquidity event, such as an initial public offering or sale of the company given prevailing market conditions

•	the illiquid nature of the common stock
Since January 2009, through the date of the Company's IPO, the Company obtained quarterly third-party valuations of its common stock performed in a manner consistent with the AICPA Practice Aid, Valuation of Privately-Held-Company Equity Securities Issued as Compensation. These valuations involved estimating, its enterprise value, or EV, and then allocating the EV to each element of the capital structure (e.g. preferred stock, common stock, warrants and options). The Company’s EV was estimated using a combination of two generally accepted approaches: the income approach using the discounted cash flow method, or DCF, and the market-based approach using two comparable company methods. The DCF estimated the Company’s enterprise value based on the present value of estimated future net cash flows the business is expected to generate over a forecasted period and an estimate of the present value of cash flows beyond that period, which is referred to as terminal value. The future cash flows used in the DCF were approved by the Board of Directors quarterly and considered the changes that had taken place in the Company’s business since the last valuation. The estimated present value was then calculated by applying a discount rate known as the weighted average cost of capital, which accounts for the time value of money and the appropriate degree of risks inherent in the business, to the Company’s cash flow projections. Under the market-based approach the Company considered analyses for both comparable companies and comparable acquisitions. In the comparable company analysis of the market approach, the Company considered EV, to last twelve months, or LTM, revenue, to next calendar year, or CY, revenue, to two-year forward revenue, and to two-year forward EBITDA. Since the Company has not yet achieved a normalized level of operating profit, LTM EBITDA multiples were not used and forward EBITDA multiples were applied only in certain valuations. EV is defined and computed as the market value of equity (also referred to as market capitalization, computed as fully-diluted shares outstanding multiplied by trading price), plus preferred stock, plus minority interest, plus debt, less cash (cash, cash equivalents and marketable securities). Over time, the comparable companies the Company considered evolved to reflect the shift in the product offering and strategy. In selecting appropriate multiples, the Company gave consideration to the fact that the comparable companies they identified were larger, more mature and more diversified than them, and most were profitable, whereas the Company is smaller and less diversified, has not yet achieved positive or normalized (depending on the valuation date) operating margins, but is growing faster than the comparable companies. Over time, the selected multiples evolved as a result of movements in comparable companies’ stock prices and financial results, as well as the Company’s historical and expected future performance relative to that of the comparable companies.
For stock options granted subsequent to the Company's IPO, the Board of Directors determined the fair value based on the closing price of the Company's common stock as reported on the New York Stock Exchange on the date of grant.
Non-Employee Stock-Based Compensation
For the years ended December 31, 2009, 2010 and 2011, and for the six months ended June 30, 2012 (unaudited) the Company granted 7,500, 84,166, 67,916 and zero options to non-employees. Of the 84,166 options granted during the year ended December 31, 2010, 83,333 were granted in connection with the acquisition of ExperiaHealth (see note 5), which the Company issued contingent upon certain revenue milestones being met for 2010 and 2011. All other options granted to non-employees during the three years ended December 31, 2011 were fully vested on the date of grant. Stock-based compensation expense related to stock options granted to non-employees is recognized as the stock option vests, or if fully vested, on the date of grant. For stock options issued to non-employees with specific performance criteria, the Company makes a determination at each balance sheet date whether the performance criteria are probable of being achieved. Compensation expense is recognized at the time it is determined that it is probable the performance criteria will be met. The fair value of the stock options granted to non-employees was calculated using the Black-Scholes option-pricing model with the following assumptions:

	As of December 31,			Six months ended June 30,
	2009	2010	2011	2011	2012
				(unaudited)	(unaudited)
Risk-free interest rate	1.72%	2.43%	1.63% - 3.41%	1.70% - 3.41%	1.77%
Expected life	10 years	10 years	8.83 - 10	9.33 - 10	8.67 years
Expected volatility	45%	46%	45.0% - 54.0%	45.0% - 54.0%	46.7%
Dividend yield	—%	—%	—%	—%	—%

For the years ended December 31, 2009, 2010 and 2011, the Company recognized expenses of approximately $0, $100,000 and $907,000, respectively, related to these options. For the six months ended June 30, 2011 and June 30, 2012 (unaudited) the Company recognized expenses of approximately $448,000 and $29,000, respectively.

Segments	6 Months Ended
Jun. 30, 2012
Segment Reporting [Abstract]
Segments
Segments
The Company has two operating segments which are both reportable business segments: (i) Product; and (ii) Service, both of which are comprised of Vocera’s and its wholly-owned subsidiaries’ results from operations. Operating segments are defined as components of an enterprise about which separate financial information is available that is evaluated regularly by the chief operating decision maker (CODM), or decision making group, in deciding how to allocate resources and in assessing performance. The Company’s CODM is its Chief Executive Officer.
The CODM regularly receives information related to revenue, cost of revenue, and gross profit for each operating segment, and uses this information to assess performance and make resource allocation decisions. All other financial information, including operating expenses and assets, is prepared and reviewed by the CODM on a consolidated basis.
Assets are not a measure used to assess the performance of the Company by the CODM, therefore the Company does not report assets by segment internally or in its financial statements.
The following table presents a summary of the operating segments:

	Years ended December 31,			Six Months Ended June 30,
(in thousands)	2009	2010	2011	2011	2012
				(unaudited)	(unaudited)
Revenue
Product	$25,985	$35,516	$50,322	$23,561	$30,792
Service	15,154	21,287	29,181	13,835	17,205
Total revenue	41,139	56,803	79,503	37,396	47,997

Gross profit
Product	14,439	23,294	32,857	15,883	19,891
Service	10,834	12,334	15,139	7,127	9,814
Total gross profit	25,273	35,628	47,996	23,010	29,705
Research and development	5,992	6,698	9,335	4,591	5,205
Sales and marketing	16,468	20,953	28,151	13,175	15,532
General and administrative	3,489	6,723	11,316	5,081	6,704
Income (loss) from operations	(676)	1,254	(806)	163	2,264
Interest income	52	33	17	8	26
Interest expense and other finance charges	(141)	(77)	(332)	(122)	(74)
Other income (expense), net	(227)	(367)	(1,073)	(1,217)	(1,492)
Income (loss) before income taxes	$(992)	$843	$(2,194)	$(1,168)	$724

Supplemental information
The following tables and discussion present the Company’s revenue by product line, as well as revenue and long-lived assets by geographic region.

	Years ended December 31,			Six months ended June 30,
(in thousands)	2009	2010	2011	2011	2012
				(unaudited)	(unaudited)

Revenue
Product
Device	$20,215	$26,728	$37,088	$17,339	$22,662
Software	5,770	8,788	13,234	6,222	8,130

Total product	25,985	35,516	50,322	23,561	30,792

Service
Maintenance and support	13,755	17,447	21,439	10,169	12,470
Professional services and training	1,399	3,840	7,742	3,666	4,735

Total service	15,154	21,287	29,181	13,835	17,205

Total revenue	$41,139	$56,803	$79,503	$37,396	$47,997

The Company’s revenue by geographic region, based on customer location, is summarized as follows:

	Years ended December 31,			Six months ended June 30,
(in thousands)	2009	2010	2011	2011	2012
				(unaudited)	(unaudited)

Revenue
United States	$37,517	$51,266	73,719	34,270	42,170
International	3,622	5,537	5,784	3,126	5,827

Total revenue	$41,139	$56,803	$79,503	$37,396	$47,997

Of the Company’s long-lived assets (in thousands) of $1,311, $1,307, $2,701 and $2,694 as of December 31, 2009, 2010, and 2011 and June 30, 2012 (unaudited), respectively, $1,311, $1,302, $2,646 and $2,565 were located in the United States, respectively.

Income Taxes	6 Months Ended
Jun. 30, 2012
Income Tax Disclosure [Abstract]
Income taxes
Income taxes
The components of income (loss) before income taxes are as follows:

	Years ended December 31,
(in thousands)	2009	2010	2011

United States	$(992)	$921	$(2,421)
International	—	(78)	227

Total income (loss) before income taxes	$(992)	$843	$(2,194)

The components of the provision (benefit) for income taxes are as follows:

	Years ended December 31,
(in thousands)	2009	2010	2011

Current
Federal	—	$(26)	$25
State	—	83	156
Foreign	—	9	55

	—	66	236

Deferred
Federal	—	(310)	60
State	—	(96)	9
Foreign	—	(27)	(20)

	—	(433)	49

Total income tax provision (benefit)	—	$(367)	$285

The Company had an effective tax rate of (13)% and 53% for the periods ended December 31, 2011 and June 30, 2012 (unaudited), respectively. The difference in rates is primarily due to an increase in pre-tax book income and unfavorable book to tax adjustments due to warrant fair value adjustments and stock compensation expense for the period ended June 30, 2012 (unaudited).
Reconciliation of the provision for income taxes at the statutory rate to the Company’s provision for income tax is as follows:

	Years ended December 31,
(in thousands)	2009	2010	2011

U.S. federal taxes (benefit) at statutory rate	$(332)	$316	$(746)
State income taxes, net of federal benefit	183	3	109
Foreign income taxes at rates other than the US rate	(4)	2	(72)
Stock-based compensation	167	229	340
Change in valuation allowance	(230)	(1,168)	546
Non-deductible warrant expense	80	110	334
Non-deductible acquisition costs	—	283	—
Research and development credits	94	(174)	(290)
Other	42	32	64
Total	—	$(367)	$285

 Deferred income taxes reflect the net tax effects of temporary differences between the carrying amounts of assets and liabilities for financial reporting purposes and the amounts used for income tax purposes. The following table presents the significant components of the Company’s deferred tax assets and liabilities for the periods presented:

	As of December 31,		As of June 30,
(in thousands)	2010	2011	2012
			(unaudited)
Deferred tax assets
Net operating loss carryforward	$18,659	$17,775	$15,841
Research and development credits	1,982	2,365	2,475
Depreciation and amortization	364	55	58
Reserves and accruals	1,648	3,229	3,883
Total deferred tax assets	22,653	23,424	22,257
Valuation allowance	(21,588)	(22,687)	(21,729)
Net deferred tax assets	1,065	737	528
Deferred tax liabilities	(1,103)	(824)	(644)
Net deferred tax liabilities	$(38)	$(87)	$(116)

The Company determines its valuation allowance on deferred tax assets by considering both positive and negative evidence in order to ascertain whether it is more likely than not that deferred tax assets will be realized. Realization of deferred tax assets is dependent upon the generation of future taxable income, if any, the timing and amount of which are uncertain. Due to the history of losses the Company has generated in the past, the Company believes that it is not more likely than not that all of the deferred tax assets in the U.S. and Canada can be realized as of December 31, 2011; accordingly, the Company has recorded a full valuation allowance on its deferred tax assets. The Company’s valuation allowance decreased by $116,000 and $1.1 million for the years ended December 31, 2009 and 2010, and increased by $1.1 million for the year ended December 31, 2011. The changes in the valuation allowances were primarily due to the utilization of loss carryforwards and changes in temporary differences between tax and financial statement recognition of revenue and expense.
At December 31, 2011, the Company had $44.2 million and $47.8 million, respectively, of federal and state net operating loss carryforwards. The federal net operating loss carryforward begins expiring in 2015, and the state net operating loss carryforward begins expiring in 2012, if not utilized.
In addition, the Company has federal research and development tax credits carryforwards of approximately $1.5 million and state research and development tax credit carryforwards of approximately $1.4 million. The federal credit carryforwards begin expiring 2013 and the state credits carry forward indefinitely. The Internal Revenue Code contains provisions which limit the amount of net operating loss and research credit carryforwards that can be used in any given year if a significant change in ownership has occurred. The Company incurred ownership changes in 2000 and 2004, and as a result $26.9 million of net operating losses and $0 of research credits are subject to varying limitations. As a result, $0.2 million of the net operating losses and $0 of research credit carryforwards would expire before utilization, and the Company has adjusted the deferred tax assets accordingly. The net operating losses and research credits after 2004 are not subject to limitation.
The Company adopted ASC 740-10-50 “Accounting for Uncertainty of income Taxes” (“ASC 740-10-50”), on January 1, 2009.
The following table reflects changes in the unrecognized tax benefits since January 1, 2010:

	Years ended December 31,
(in thousands)	2010	2011

Gross amount of unrecognized tax benefits as of the beginning of the period	$539	$675
Increases related to prior year tax provisions	—	—
Decreases related to prior year tax provisions	(3)	(1)
Increases related to current year tax provisions	139	234

Gross amount of unrecognized tax benefits as of the end of the period	$675	$908

As a result of the Company’s historic losses and related valuation allowances, the Company has recorded the uncertain tax amounts above entirely as reductions to deferred tax assets which are subject to a full valuation allowance in its consolidated balance sheet. The Company recognizes interest and penalties relating to uncertain tax positions in income tax expense. As of December 31, 2010 and 2011, penalties and interest were zero for all periods. As the Company is not currently under examination, it is reasonable to assume that the balance of gross unrecognized tax benefits will likely not change in the next 12 months.
The Company files income tax returns in the United States on federal basis and various states. The Company is not currently under any United States federal, state and local, or non-U.S. income tax examinations by tax authorities for any taxable years. All of the Company’s net operating losses and research credit carryforwards prior to 2007 are subject to tax authority adjustment and all years after 2006 are still subject to the tax authority examinations.
The Company has not provided for U.S. federal and foreign withholding taxes on $0.3 million of the Company’s non-U.S. subsidiaries’ undistributed earnings as of December 31, 2011, because such earnings are considered indefinitely reinvested in its international operations.

Subsequent Events	6 Months Ended
Jun. 30, 2012
Subsequent Events [Abstract]
Subsequent events
Subsequent events
The Company has evaluated subsequent events after the balance sheet date through August 23, 2012, which is the date the financial statements were issued. The Company determined that there were no subsequent events or transactions that required recognition or disclosure in the consolidated financial statements.

Reverse stock split	6 Months Ended
Jun. 30, 2012
Reverse stock split [Abstract]
Reverse stock split
Reverse stock split
The Board of Directors of the Company and its stockholders have approved a 1-for-6 reverse stock split of the Company’s common and preferred shares that was effected on March 26, 2012. All share and per share information included in the accompanying financial statements have been adjusted to reflect this reverse stock split.

Significant accounting policies (Policies)	6 Months Ended
Jun. 30, 2012
Accounting Policies [Abstract]
Basis of presentation
Basis of presentation
The consolidated financial statements include the accounts of Vocera and its wholly owned subsidiaries. All significant inter-company transactions and balances have been eliminated in consolidation. The accompanying notes are prepared in accordance with accounting principles generally accepted in the United States (“GAAP”). Certain prior period amounts have been reclassified to be consistent with current period presentation.
Unaudited interim financial information
The accompanying balance sheet as of June 30, 2012 and the statements of operations and of cash flows for the six months ended June 30, 2011 and 2012 and the statement of convertible preferred stock and stockholders’ equity (deficit) for the six months ended June 30, 2012 are unaudited. The unaudited interim financial statements have been prepared on the same basis as the annual financial statements and, in the opinion of management, reflect all adjustments, which include only normal recurring adjustments, necessary to present fairly the Company’s financial position as of June 30, 2011 and June 30, 2012, and results of operations and cash flows for the six months ended June 30, 2011 and 2012. The financial data and other information disclosed in these notes to the financial statements related to the six-month periods are unaudited. The results of the six months ended June 30, 2012 are not necessarily indicative of the results to be expected for the year ending December 31, 2012 or for any other interim period or for any future year.

Use of estimates
Use of estimates
The preparation of financial statements in conformity with GAAP requires the Company to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expense during the reporting periods. The estimates include, but are not limited to, revenue recognition, useful lives assigned to long-lived assets, warranty reserves, inventory reserves, the valuation of common and preferred stock and related warrants and options, stock-based compensation expense, provisions for income taxes and contingencies. Actual results could differ from these estimates, and such differences could be material to the Company’s financial position and results of operations.

Principles of consolidation
Principles of consolidation
The accompanying consolidated financial statements include the accounts of the Company and its wholly owned subsidiaries. All significant intercompany balances and transactions have been eliminated.

Cash, Cash Equivalents and Short-term Investments
Cash, cash equivalents and short-term investments
The Company’s cash equivalents and short-term investments consist of commercial paper, corporate debt securities and U.S. agency notes. These investments are classified as available-for-sale securities and are carried at fair value with the unrealized gains and losses reported as a component of stockholders’ equity. Management determines the appropriate classification of its investments at the time of purchase and reevaluates the available-for-sale designations as of each balance sheet date. The Company classifies its investments as either short-term or long-term based on each instrument’s underlying contractual maturity date. Investments with maturities of less than 12 months are classified as short-term and those with maturities greater than 12 months are classified as long-term. Investments with an original maturity of three months or less at the time of purchase are classified as cash equivalents.

Restricted cash
Restricted cash
Cash classified as restricted on the balance sheet at December 31, 2010 and 2011, and June 30, 2012 (unaudited), includes $0.2 million, $0.3 million and $0.3 million, respectively, the majority of which is security for a corporate travel card facility and credit card processing services. All restricted cash is current based upon the terms of the restriction on the credit card facilities.

Allowance for doubtful accounts
Allowance for doubtful accounts
The allowance for doubtful accounts reflects the Company’s best estimate of probable losses inherent in the Company’s receivables portfolio determined on the basis of historical experience, specific allowances for known troubled accounts and other currently available evidence. The Company has not experienced significant credit losses from its accounts receivable. The Company performs a regular review of its customers’ payment histories and associated credit risks as it does not require collateral from its customers.

Inventories
Inventories
Inventories are valued at the lower of standard cost (which approximates computation actual cost on a first-in, first-out basis) or market (net realizable value or replacement cost). The Company assesses the valuation of inventory and periodically writes down the value for estimated excess and obsolete inventory based upon assumptions about future demand and market conditions.

Fair value of financial instruments
Fair value of financial instruments
The carrying values of the Company’s cash and cash equivalents approximate their fair value due to their short-term nature. As a basis for determining the fair value of its assets and liabilities, the Company established a three-tier fair value hierarchy which prioritizes the inputs used in measuring fair value as follows: (Level 1) observable inputs such as quoted prices in active markets; (Level 2) inputs other than the quoted prices in active markets that are observable either directly or indirectly; and (Level 3) unobservable inputs in which there is little or no market data which requires the Company to develop its own assumptions. This hierarchy requires the Company to use observable market data, when available, and to minimize the use of unobservable inputs when determining fair value as measured on a recurring basis.
The Company's cash and money market funds, which include bank deposits, are classified within Level 1 of the fair value hierarchy because they are valued using bank balances or quoted market prices. The Company’s other cash equivalents and short-term investments are classified as Level 1 within the fair value hierarchy because they are valued using direct observations of quoted prices in active markets. The contractual maturities of the available-for-sale securities are less than twelve months; for the available-for-sale securities classified as cash equivalents, the contractual maturities are less than ninety days.
The Company’s preferred stock warrants were categorized as Level 3 because they were valued based on unobservable inputs and management’s judgment due to the absence of quoted market prices, inherent lack of liquidity and the long-term nature of such financial instruments. These assumptions are inherently subjective and involve significant management judgment.
As of December 31, 2010 and 2011, and June 30, 2012 (unaudited), the fair value hierarchy for the Company's financial assets and liabilities that are carried at fair value are as follows:

	December 31, 2010				December 31, 2011				June 30, 2012
									(unaudited)
(in thousands)	Level 1	Level 2	Level 3	Total	Level 1	Level 2	Level 3	Total	Level 1	Level 2	Level 3	Total
Assets
Money market funds	$—	$—	$—	$—	$—	$—	$—	$—	$7,501	$—	$—	$7,501
Certificates of deposits	—	—	—	—	—	—	—	—	995	—	—	995
Commercial paper	—	—	—	—	—	—	—	—	53,734	—	—	53,734
U.S. government and agency securities	—	—	—	—	—	—	—	—	9,991	—	—	9,991
Total assets measured at fair value	$—	$—	$—	$—	$—	$—	$—	$—	$72,221	$—	$—	$72,221

Liabilities
Convertible preferred stock warrants	$—	$—	$1,127	$1,127	$—	$—	$1,853	$1,853	$—	$—	$—	$—
Total liabilities measured at fair value	$—	$—	$1,127	$1,127	$—	$—	$1,853	$1,853	$—	$—	$—	$—

The Company performed a fair value assessment of the preferred stock warrant inputs at the end of each reporting period. The fair value of the preferred stock warrant liability was estimated using an option pricing model that takes into account the contract terms as well as multiple inputs such as the Company's stock price, risk-free interest rates and expected volatility that the Company could not corroborate with market data. These warrants to purchase preferred stock were converted into warrants to purchase shares of common stock at the applicable conversion rate for the related common stock upon the closing of the Company's IPO on April 2, 2012. The warrants were revalued upon the closing of the IPO, and as such, as of June 30, 2012 (unaudited) the convertible preferred stock warrant liability is zero. For the year ending December 31, 2011 the Company used a stock price of $13.32 - $14.16, risk-free interest rates of 0.10% - 6.0%, and expected volatility of 45% - 50%. For the six months ended June 30, 2012 (unaudited), the Company used a stock price of $16.00 - $23.40, risk-free interest rates of 0.07% - 0.66%, and expected volatility of 45% - 50%. Any change in fair value is recognized as a component of other income (expense), net, in the consolidated statements of operations.

The changes in the fair value of the convertible preferred stock warrant liability is as follows:

	Years ended December 31,		Six months ended June 30,
(in thousands)	2010	2011	2012
			(unaudited)
Fair value at beginning of period	$802	$1,127	$1,853
Change in fair value	325	981	1,631
Exercise of convertible preferred stock warrants	—	(255)	(343)
Conversion of preferred stock warrants to common stock warrants	—	—	(3,141)
Fair value at end of period	$1,127	$1,853	$—

The estimated fair value of our current and long-term borrowings based on a market approach was approximately $8.3 million as of December 31, 2011 and represented a Level 2 valuation. The Company did not have any current or long-term borrowings as of June 30, 2012 (unaudited). When determining the estimated fair value of our debt, we used a commonly accepted valuation methodology and market-based risk measurements, such as credit risk.

Concentration of credit risk and other risks and uncertainties
Concentration of credit risk and other risks and uncertainties
Financial instruments that subject the Company to concentration of credit risk consist primarily of cash and cash equivalents. The Company’s cash and cash equivalents are deposited with high quality financial institutions. Deposits at these institutions may, at times, exceed federally insured limits. Management believes that these financial institutions are financially sound and, accordingly, that minimal credit risk exists. The Company has not experienced any losses on its deposits of cash and cash equivalents. Marketable securities are stated at their estimated fair value, based on quoted market prices for the same instruments. The counterparties to the agreements relating to the Company's investment securities consist of major corporations, financial institutions and government agencies of high credit standing.
The primary hardware component of the Company’s products is currently manufactured by a third-party contractor in Mexico. A significant disruption in the operations of this contractor may impact the production of the Company’s products for a substantial period of time, which could harm the Company’s business, financial condition and results of operations.
Concentration of credit risk with respect to trade accounts receivable is considered to be limited due to the diversity of the Company’s customer base and geographic sales areas. At December 31, 2010 and 2011 and for the six months ended June 30, 2012 (unaudited), no customer accounted for 10% or more of accounts receivable. For the years ended December 31, 2010 and 2011 and for the six months ended June 30, 2012 (unaudited), no customer represented 10% or more of revenue.

Property and equipment
Property and equipment
Property and equipment are stated at cost and depreciated on a straight-line basis over the estimated useful economic lives of the assets. All assets have useful economic lives of three years except for leasehold improvements, which are amortized using the straight-line method over the shorter of the remaining lease term or the estimated useful life of the related assets. Upon retirement or sale, the cost and related accumulated depreciation and amortization are removed from the balance sheet and the resulting gain or loss is reflected in operations. Maintenance and repairs which are not considered improvements and do not extend the useful life of the assets are charged to operations as incurred.

Goodwill and intangible assets
Goodwill and intangible assets
The Company allocates the purchase price of any acquisitions to tangible assets and liabilities and identifiable intangible assets acquired. Any residual purchase price is recorded as goodwill. The allocation of the purchase price requires management to make significant estimates in determining the fair values of assets acquired and liabilities assumed, especially with respect to intangible assets. These estimates are based on information obtained from management of the acquired companies and historical experience. These estimates can include, but are not limited to, the cash flows that an asset is expected to generate in the future, and the cost savings expected to be derived from acquiring an asset. These estimates are inherently uncertain and unpredictable, and if different estimates were used the purchase price for the acquisition could be allocated to the acquired assets and liabilities differently from the allocation that the Company has made. In addition, unanticipated events and circumstances may occur which may affect the accuracy or validity of such estimates. If such events occur we may be required to record a charge against the value ascribed to an acquired asset or an increase in the amounts recorded for assumed liabilities.
Goodwill
Goodwill is tested for impairment at the reporting unit level at least annually or more often if events or changes in circumstances indicate the carrying value may not be recoverable. No impairment was recorded in 2010, 2011 or during the six months ended June 30, 2012 (unaudited). As of June 30, 2012 (unaudited), no changes in circumstances indicate that goodwill carrying values may not be recoverable. Application of the goodwill impairment test requires judgment. Circumstances that could affect the valuation of goodwill include, among other things, a significant change in our business climate and the buying habits of our customers along with changes in the costs to provide our products and services. The Company has identified two operating segments (Product and Service) which management also considers to be reporting units.
Intangible assets
In connection with the acquisitions made in 2010, the Company recorded intangible assets. The Company applied an income approach to determine the values of these intangible assets; the income approach measures the value of an asset based on the future cash flows it is expected to generate over its remaining life. The application of the income approach requires estimates of future cash flows based upon, among other things, certain assumptions about expected future operating performance and an appropriate discount rate determined by our management. In applying the income approach, the Company used both the discounted cash flow and profit allocation methods.
Intangible assets are amortized over their estimated useful lives. Upon completion of development, acquired in-process research and development assets are generally considered amortizable, finite-lived assets and are amortized over their estimated useful lives. Finite-lived intangible assets consist of customer contracts, trademarks, and non-compete agreements. The Company evaluates intangible assets for impairment by assessing the recoverability of these assets whenever adverse events or changes in circumstances or business climate indicate that expected undiscounted future cash flows related to such intangible assets may not be sufficient to support the net book value of such assets. An impairment is recognized in the period of identification to the extent the carrying amount of an asset exceeds the fair value of such asset. No impairment of intangible assets was recorded in 2010, 2011 or during the six months ended June 30, 2012 (unaudited).
Significant judgments required in assessing the impairment of goodwill and intangible assets include the identification of reporting units, identifying whether events or changes in circumstances require an impairment assessment, estimating future cash flows, determining appropriate discount and growth rates and other assumptions. Changes in these estimates and assumptions could materially affect the determination of fair value as to whether an impairment exists and, if so, the amount of that impairment.

Impairment of long-lived assets
Impairment of long-lived assets
The Company periodically reviews property and equipment for impairment whenever events or changes in circumstances indicate that the carrying amount of an asset is impaired or the estimated useful lives are no longer appropriate. Fair value is estimated based on discounted future cash flows. If indicators of impairment exist and the undiscounted projected cash flows associated with such assets are less than the carrying amount of the asset, an impairment loss is recorded to write the asset down to its estimated fair values. To date, the Company has not recorded any impairment charges.

Convertible preferred stock warrants
Convertible preferred stock warrants
Prior to the Company's IPO, the warrants that were related to the Company’s convertible preferred stock were classified as liabilities on the Company’s consolidated balance sheet. The warrants were subject to reassessment at each balance sheet date, and any change in fair value was recognized as a component of other income (expense), net. The Company adjusted the liability for changes in fair value until the earlier of the exercise or expiration of the warrants or the completion of a liquidation event. The warrants to purchase preferred stock were converted into warrants to purchase shares of common stock at the applicable conversion rate for the related common stock upon the closing of the Company's IPO on April 2, 2012. The warrants were revalued and converted upon the closing of the IPO and as such, as of June 30, 2012 (unaudited) the convertible preferred stock liability is zero.

Revenue recognition
Revenue recognition
The Company derives revenue from the sales of communication badges, smartphones, perpetual software licenses for software that is essential to the functionality of the communication badges, software maintenance, extended warranty and professional services. The Company also derives revenue from the sale of licenses for software that is not essential to the functionality of the communication badges.
Revenue is recognized when

•	there is persuasive evidence that an arrangement exists, in the form of a written contract, amendments to that contract, or purchase orders from a third party

•	delivery has occurred or services have been rendered

•	the price is fixed or determinable after evaluating the risk of concession

•	collectability is probable and/or reasonably assured based on customer creditworthiness and past history of collection
A typical sales arrangement involves multiple elements, such as sales of communication badges, perpetual software licenses, professional services and maintenance services which entitle customers to unspecified upgrades, bug fixes, patch releases and telephone support. Revenue from the sale of communication badges and perpetual software licenses is recognized upon shipment or delivery at the customers’ premises as the contractual provisions governing sales of these products do not include any provisions regarding acceptance, performance or general right of return or cancellation or termination provisions adversely affecting revenue recognition. Revenue from the sale of maintenance services on software licenses is recognized over the period during which the services are provided, which is generally one year. Revenue from professional services is recognized either on a time and materials basis as the services are provided, or on a fixed fee basis based on milestones, both of which generally take place over a period of two to twelve weeks.
For contracts that were signed prior to January 1, 2010 and were not materially modified after that date, the Company recognizes revenue on such arrangements in accordance with the discussion under the authoritative guidance for Software Revenue Recognition, for all elements under such arrangements, as the Company’s software licenses sold as part of such multiple element arrangements are considered essential to the functionality of the communications system. The arrangement consideration is allocated between each element in a multiple element arrangement based on vendor-specific objective evidence, or VSOE, of fair value. The Company applied the residual method whereby only the fair value of the undelivered element, based on VSOE, is deferred and the remaining residual fee is recognized when delivered. The Company established VSOE of fair value for maintenance services based on actual renewal rates. The VSOE of fair value for professional services is based on the rates charged for those services when sold independently from a software license.
In October 2009, the Financial Accounting Standards Board ("FASB") amended the guidance for revenue recognition for tangible products containing software components that function together to deliver the products essential functionality and also amended the accounting guidance for multiple element arrangements. The Company concluded that both standards were applicable to the Company’s products and arrangements and elected to early adopt these standards on a prospective basis for revenue arrangements entered into or materially modified after January 1, 2010. Under the new guidance, tangible products, containing both software and non-software components that function together to deliver a tangible product’s essential functionality, will no longer be subject to software revenue accounting.
The amended guidance for multiple element arrangements:

•	provides updated guidance on whether multiple deliverables exist, how the deliverables in an arrangement should be separated and how the consideration should be allocated

•
requires an entity to allocate revenue in an arrangement using best evidence of selling price, or BESP, if a vendor does not have vendor specific evidence, or VSOE, of fair value or third party evidence, or TPE, of fair value

•	eliminates the use of the residual method and require an entity to allocate revenue using the relative selling price method
Under the new guidance, tangible products and the essential software licenses that work together with such tangible products to provide them their essential functionality are now not subject to software revenue recognition accounting rules (non-software elements), while non-essential software licenses are still governed under software revenue recognition rules (software elements). In such multiple element arrangements, the Company first allocates the total arrangement consideration based on the relative selling prices of the software group of elements as a whole and to the non-software elements. For its multiple-element arrangements, the Company allocates revenue to each element based on a selling price hierarchy at the arrangement inception. The selling price for each element is based upon the following selling price hierarchy: VSOE if available, third party evidence, or TPE, if VSOE is not available, or best estimate of selling price, or BESP, if neither VSOE nor TPE are available. The Company then further allocate consideration within the software group to the respective elements within that group following the authoritative guidance for software revenue recognition and our policies as described above.
The Company allocates revenue to all deliverables based on their relative selling prices, which for the majority of the Company’s products and services is based on VSOE of fair value. The Company has established VSOE of fair value for its communication badges, smartphones, software maintenance, extended warranty, and professional services. VSOE of fair value is established based on selling prices when the elements are sold separately and such selling prices fall within a relatively narrow band or through actual maintenance renewal rates. The Company establishes best evidence of selling price, or BESP, considering multiple factors including normal pricing and discounting practices, which considers market conditions, internal costs and gross margin objectives. The Company established BESP for perpetual licenses based on a range of actual discounts off list price, as the actual selling prices for perpetual licenses fall within a relatively narrow range.
Each element is accounted for as a separate unit of accounting provided the following criteria are met: the delivered products or services have value to the customer on a standalone basis; and for an arrangement that includes a general right of return relative to the delivered products or services, delivery or performance of the undelivered product or service is considered probable and is substantially controlled by us. The Company considers a deliverable to have standalone value if the product or service is sold separately by us or another vendor or could be resold by the customer. Further, the Company’s revenue arrangements do not include a general right of return. The Company limits the amount of revenue recognized for delivered elements to an amount that is not contingent upon future delivery of additional products or services or meeting of any specified performance conditions. The adoption of the amended revenue recognition guidance did not result in any significant changes to the individual deliverables to which the Company allocates revenue as the fair value for most of the deliverables is based on VSOE, or the timing of revenue recognized from the individual deliverables.
The Company also derives revenue from the provision of hosted services on a subscription basis and software sold under term licenses. Revenue from the sale of these products and services are not sold as part of multiple element arrangements and such arrangements are recognized ratably over the term of the arrangement.
A portion of the Company's sales are made through multi-year lease agreements. Under sales-type leases, the Company recognizes revenue for hardware and software products net of lease execution costs such as post-installation product maintenance and technical support, at the net present value of the lease payment stream. The Company records the fair value of equipment as sales revenue, the cost of equipment as cost of sales and the minimum lease payments as lease receivables. The difference between the lease receivable and the equipment fair value is recorded as unearned income and is amortized as income over the lease term using the interest method. The Company believes that its sales-type lease portfolio contains only normal collection risk. The Company may optimize cash flows by selling a majority of the leases to third-party leasing finance companies on a non-recourse basis. The Company has no obligation to the leasing company once the lease has been sold. Some of the sales-type leases are retained in-house.

Shipping and handling costs
Shipping and handling costs
Shipping and handling costs charged to customers are included in revenue and the associated expense is recorded in cost of products sold in the statements of operations for all periods presented.

Research and development expenditures
Research and development expenditures
Research and development costs are charged to operations as incurred. Software development costs incurred prior to the establishment of technological feasibility are included in research and development and are expensed as incurred. After technological feasibility is established, material software development costs up to general availability of the software will be capitalized and amortized on a straight-line basis over the estimated product life, or based on the ratio of current revenues to total projected product revenues, whichever is greater. To date, the time between the establishment of technological feasibility and general availability has been very short and therefore no significant costs have been incurred. Accordingly, the Company has not capitalized any software development costs.

Advertising costs
Advertising costs
Advertising costs are included in sales and marketing expense and are expensed as incurred. Advertising costs for the years ended December 31, 2009, 2010 and 2011 and the six months ended June 30, 2012 (unaudited) were immaterial.

Product warranties
Product warranties
The Company offers warranties on certain products and records a liability for the estimated future costs associated with warranty claims, which is based upon historical experience and the Company’s estimate of the level of future costs. Warranty costs are reflected in the consolidated statement of operations as cost of sales.

Stock-based compensation
Stock-based compensation
For options granted to employees, stock-based compensation is measured at grant date based on the fair value of the award and is expensed on a straight-line basis over the requisite service period. The Company determines the grant date fair value of the options using the Black-Scholes option-pricing model. Equity instruments issued to non-employees are recorded at their fair value on the measurement date and are subject to periodic adjustment as the underlying equity instruments vest. The fair value of options granted to non-employees is amortized over the vesting period, on a straight-line basis.
For stock options issued to employees and non-employees with specific performance criteria, the Company makes a determination at each balance sheet date whether the performance criteria are probable of being achieved. Compensation expense is recognized until such time as the performance criteria are met or when it is probable that the criteria will not be met.
The Company will only recognize a tax benefit from stock-based awards in additional paid-in capital if an incremental tax benefit is realized after all other tax attributes currently available to the Company have been utilized. In addition, the Company has elected to account for the indirect effects of stock-based awards on other tax attributes, such as the research tax credit, through its statement of operations.

Income taxes
Income taxes
The Company uses the asset and liability method of accounting for income taxes. Under this method, the Company records deferred income taxes based on temporary differences between the financial reporting and tax bases of assets and liabilities and use enacted tax rates and laws that the Company expects will be in effect when they recover those assets or settle those liabilities, as the case may be, to measure those taxes. In cases where the expiration date of tax carryforwards or the projected operating results indicate that realization is not likely, the Company provides for a valuation allowance. Valuation allowances are established when necessary to reduce deferred tax assets to the amounts expected to be realized.
The Company has deferred tax assets, resulting from net operating losses, research and development credits and temporary differences that may reduce taxable income in future periods. A valuation allowance is required when it is more likely than not that all or a portion of a deferred tax asset will not be realized. In assessing the need for a valuation allowance, the Company estimates future taxable income, considering the feasibility of ongoing tax-planning strategies and the realizability of tax loss carryforwards. Valuation allowances related to deferred tax assets can be impacted by changes in tax laws, changes in statutory tax rates and future taxable income levels. If the Company were to determine that it would not be able to realize all or a portion of its deferred tax assets in the future, it would reduce such amounts through a charge to income in the period in which that determination is made. Conversely, if it were to determine that it would be able to realize its deferred tax assets in the future in excess of the net carrying amounts, it would decrease the recorded valuation allowance through an increase to income in the period in which that determination is made. Due to the history of losses the Company has generated in the past, the Company believes that it is not more likely than not that all of the deferred tax assets in the U.S. and Canada can be realized as of December 31, 2011 and the six months ended June 30, 2012 (unaudited); accordingly, the Company has recorded a full valuation allowance on its deferred tax assets.
In the ordinary course of business there is inherent uncertainty in quantifying the Company’s income tax positions. The Company assesses its income tax positions and records tax benefits for all years subject to examination based upon management’s evaluation of the facts, circumstances and information available at the reporting date. For those tax positions where it is more likely than not that a tax benefit will be sustained, the Company has recorded the highest amount of tax benefit with a greater than 50% likelihood of being realized upon ultimate settlement with a taxing authority that has full knowledge of all relevant information. For those income tax positions where it is not more likely than not that a tax benefit will be sustained, no tax benefit has been recognized in the financial statements.
The Company includes interest and penalties with income taxes in the accompanying statement of operations. All of the Company’s net operating losses and research credit carryforwards prior to 2007 are subject to tax authority adjustment and all years after 2006 are still subject to tax authority examinations. The Company is currently not subject to any income tax audit examinations by tax authorities in any jurisdictions including U.S. federal, state and local or foreign countries.

Foreign currency translation
Foreign currency translation
The functional currency of the Company’s foreign subsidiaries is the U.S. dollar. Translation adjustments resulting from remeasuring the foreign currency denominated financial statements of the subsidiaries into U.S. dollars are included in the Company’s consolidated statements of operations. Translation gains and losses have not been significant to date.

Segments
Segments
Operating segments are components of an enterprise for which separate financial information is available and is evaluated regularly by the Company’s chief operating decision maker in deciding how to allocate resources and in assessing performance. The Company’s chief operating decision maker is the Chief Executive Officer.
The Company has two operating segments which are both reportable business segments: (i) Product; and (ii) Service, both of which are comprised of Vocera’s and its wholly-owned subsidiaries’ results from operations.

Comprehensive income
Comprehensive income (loss)
Comprehensive income includes all changes in equity (net assets) during a period from non-owner sources. Historically, there were no components of comprehensive income which were excluded from net income (loss). For the six months ended June 30, 2012 (unaudited) the Company had unrealized losses on available-for-sale securities. There were no other components within comprehensive income (loss) for the six months ended June 30, 2012 (unaudited).

Recent accounting pronouncement
Recent accounting pronouncements
In June 2011, the FASB issued new disclosure guidance related to the presentation of the statement of comprehensive income. This guidance eliminates the current option to report other comprehensive income and its components in the consolidated statement of stockholders’ equity. The requirement to present reclassification adjustments out of accumulated other comprehensive income on the face of the consolidated statement of income has been deferred. The Company adopted this accounting standard effective January 1, 2012; so the adoption of this standard did not have a material impact on the financial position or results of operations of the Company.
In September 2011, the FASB issued new accounting guidance that simplifies goodwill impairment tests. The new guidance states that a “qualitative” assessment may be performed to determine whether further impairment testing is necessary. An entity will no longer be required to calculate the fair value of a reporting unit unless the entity determines, based on a qualitative assessment, that it is more likely than not that the fair value of the reporting unit is less than its carrying amount. Prior to the amendment, entities were required to test goodwill for impairment, on at least an annual basis, by first comparing the fair value of a reporting unit with its carrying amount, including goodwill. If the fair value of a reporting unit is calculated as being less than its carrying amount, then the second step of the quantitative test is to be performed to measure the amount of impairment loss, if any. The Company adopted this accounting standard effective January 1, 2012; the adoption of this standard did not have a material impact on the financial position or results of operations of the Company.
The Company qualifies as an “emerging growth company” pursuant to the provisions of the JOBS Act, enacted on April 5, 2012. Section 102 of the JOBS Act provides that an “emerging growth company” can take advantage of the extended transition period provided in Section 7(a)(2)(B) of the Securities Act for complying with new or revised accounting standards. However, the Company has chosen to “opt out” of such extended transition period, and as a result, it will comply with new or revised accounting standards on the relevant dates on which adoption of such standards is required for non-emerging growth companies. The decision to opt out of the extended transition period is irrevocable.

In July 2012, the FASB issued amended guidance that simplifies how entities test indefinite-lived intangible assets other than goodwill for impairment.  After an assessment of certain qualitative factors, if it is determined to be more likely than not that an indefinite-lived asset is impaired, entities must perform the quantitative impairment test.  Otherwise, the quantitative test is optional.  The amended guidance is effective for annual and interim impairment tests performed for fiscal years beginning after September 15, 2012, with early adoption permitted.  The adoption of this guidance is not expected to have a material impact on the financial position or results of operations of the Company.

Summary of significant accounting policies (Tables)	6 Months Ended
Jun. 30, 2012
Accounting Policies [Abstract]
Changes in the allowance for doubtful accounts
The following table presents the changes in the allowance for doubtful accounts:

	Years ended December 31,			Six months ended June 30,
(in thousands)	2009	2010	2011	2012
				(unaudited)
Allowance—beginning of period	$(5)	$—	$(10)	$—
Provisions for bad debts	(52)	(10)	—	—
Write-off, net of recoveries and other	57	—	10	—

Allowance—end of period	$—	$(10)	$—	$—

Fair value hierarchy for the financial liabilities carried at fair value
As of December 31, 2010 and 2011, and June 30, 2012 (unaudited), the fair value hierarchy for the Company's financial assets and liabilities that are carried at fair value are as follows:

	December 31, 2010				December 31, 2011				June 30, 2012
									(unaudited)
(in thousands)	Level 1	Level 2	Level 3	Total	Level 1	Level 2	Level 3	Total	Level 1	Level 2	Level 3	Total
Assets
Money market funds	$—	$—	$—	$—	$—	$—	$—	$—	$7,501	$—	$—	$7,501
Certificates of deposits	—	—	—	—	—	—	—	—	995	—	—	995
Commercial paper	—	—	—	—	—	—	—	—	53,734	—	—	53,734
U.S. government and agency securities	—	—	—	—	—	—	—	—	9,991	—	—	9,991
Total assets measured at fair value	$—	$—	$—	$—	$—	$—	$—	$—	$72,221	$—	$—	$72,221

Liabilities
Convertible preferred stock warrants	$—	$—	$1,127	$1,127	$—	$—	$1,853	$1,853	$—	$—	$—	$—
Total liabilities measured at fair value	$—	$—	$1,127	$1,127	$—	$—	$1,853	$1,853	$—	$—	$—	$—

Fair value of the convertible preferred stock warrant liability
The changes in the fair value of the convertible preferred stock warrant liability is as follows:

	Years ended December 31,		Six months ended June 30,
(in thousands)	2010	2011	2012
			(unaudited)
Fair value at beginning of period	$802	$1,127	$1,853
Change in fair value	325	981	1,631
Exercise of convertible preferred stock warrants	—	(255)	(343)
Conversion of preferred stock warrants to common stock warrants	—	—	(3,141)
Fair value at end of period	$1,127	$1,853	$—

Cash, Cash Equivalents and Short-Term Investments (Tables)	6 Months Ended
Jun. 30, 2012
Cash and Cash Equivalents [Abstract]
Schedule of Cash, Cash Equivalents and Short-term Investments
The following table presents cash, cash equivalents and available-for-sale investments for the periods presented (in thousands):

	As of June 30, 2012
	(unaudited)
	Amortized Cost	Unrealized Gains	Unrealized Losses	Fair value
Cash and cash equivalents:
Cash and money market funds	$7,620	$—	$—	$7,620
Money market funds	7,501	—	—	7,501
Commercial paper	4,998	—	(2)	4,996
Total cash and cash equivalents	20,119	—	(2)	20,117

Short-Term Investments:
Commercial paper	48,921	—	(183)	48,738
Certificates of deposit	996	—	(1)	995
U.S. government and agency securities	9,996	—	(5)	9,991
Total short-term investments	59,913	—	(189)	59,724
Total cash, cash equivalents and short-term investments	$80,032	$—	$(191)	$79,841

Income (loss) per share (Tables)	6 Months Ended
Jun. 30, 2012
Earnings Per Share [Abstract]
Basic and diluted net income (loss) per share
The following table presents the calculation of basic and diluted net income (loss) per share:

	Years ended December 31,			Six months ended June 30,
	2009	2010	2011	2011	2012
(in thousands)				(unaudited)	(unaudited)
Numerator:
Net income (loss)	$(992)	$1,210	$(2,479)	$(1,342)	$345
Less: undistributed earnings allocated to preferred stockholders	—	(1,210)	—	—	(345)
Net income (loss) attributable to common stockholders	$(992)	—	$(2,479)	$(1,342)	$—

Denominator:
Weighted average shares used to compute basic net income (loss) per common share	2,039	2,223	3,370	3,164	12,700
Effect of potentially dilutive securities:
Employee stock options	—	623	—	—	2,622
Stock warrants	—	—	—	—	99

Weighted average shares used to compute diluted income (loss) per common share	2,039	2,846	3,370	3,164	15,421

Net income (loss) per share
Basic and diluted net income (loss) per common share	$(0.49)	$—	$(0.74)	$(0.42)	$—

Securities not included in diluted shares outstanding
For year ended 2009, 2010 and 2011, and for the six months ended June 30, 2011 and 2012 (unaudited) the following securities were not included in the calculation of diluted shares outstanding as the effect would have been anti-dilutive:

	As of December 31,			Six months ended June 30,
(in thousands)	2009	2010	2011	2011	2012
				(unaudited)	(unaudited)

Convertible preferred stock (on an as if converted basis)	12,899	12,899	12,916	12,916	—
Options to purchase common stock	3,244	2,913	3,808	3,311	306
Common stock subject to repurchase	1	115	169	284	0
Warrants to purchase convertible preferred stock	238	238	213	213	0
Restricted stock units	—	—	—	—	40

Acquisitions (Tables)	6 Months Ended
Jun. 30, 2012
Business Acquisition [Line Items]
Supplemental pro forma financial information
Unaudited supplemental pro forma financial information, prepared as though the acquisitions had been completed at the beginning of the year in which they were completed and the beginning of the immediately preceding year, is as follows:

	Years ended December 31,
(in thousands, except per share data)	2009	2010
	(unaudited)
Revenue	$46,050	$60,593
Net loss	(1,885)	(515)

Net loss per share
Basic and diluted	$(0.84)	$(0.18)

Integrated Voice Solutions, Inc.
Business Acquisition [Line Items]
Purchase price allocation
The Company’s allocation of the purchase price is summarized below:

(in thousands)	Estimated fair value

Assets acquired
Cash	$1,170
Accounts receivable	47
Other current assets	28
Property and equipment	12
Customer relationships	1,500
Developed technology	400
Goodwill	1,922
Total assets acquired	5,079
Liabilities assumed	(1,007)
Net assets acquired	$4,072

OptiVox
Business Acquisition [Line Items]
Purchase price allocation
The Company’s allocation of the purchase price is summarized below:

(in thousands)	Estimated fair value

Assets acquired
Fixed assets	$38
Trademarks	60
Customer relationships	380
Developed technology	760
Goodwill	2,645
Net assets acquired	$3,883

Wallace Wireless, Inc.
Business Acquisition [Line Items]
Purchase price allocation
The Company’s allocation of the purchase price is summarized below:

(in thousands)	Estimated fair value

Assets acquired
Cash	$46
Accounts receivable	126
Other current assets	100
Other receivables	458
Property and equipment	5
Trademarks	10
Non-compete agreements	70
Customer relationships	470
Developed technology	510
In-process R&D	210
Goodwill	1,008
Total assets acquired	3,013
Liabilities assumed	(922)
Net assets acquired	$2,091

Goodwill and intangible assets (Tables)	6 Months Ended
Jun. 30, 2012
Goodwill and Intangible Assets Disclosure [Abstract]
Acquired intangible assets
The estimated useful lives and carrying value of acquired intangible assets are as follows:

		December 31, 2010			December 31, 2011			June 30, 2012 (unaudited)
(in thousands)	Weighted average useful life (years)	Gross carrying amount	Accumulated amortization	Net carrying amount	Gross carrying amount	Accumulated amortization	Net carrying amount	Gross carrying amount	Accumulated amortization	Net carrying amount

Intangible assets:
Trademarks	6.9	$70	$2	$68	$70	$16	$54	$70	$23	$47
Non-compete Agreements	2	70	—	70	70	13	57	70	35	35
Customer relationships	8.6	2,350	137	2,213	2,350	690	1,660	2,350	904	1,446
Developed technology	6	1,670	84	1,586	1,670	510	1,160	1,880	703	1,177
In-process R&D	7	210	—	210	210	—	210	—	—	—

Total intangible assets, net		$4,370	$223	$4,147	$4,370	$1,229	$3,141	$4,370	$1,665	$2,705

Estimated future amortization of acquired intangible assets
Amortization of acquired intangible assets is reflected in cost of revenue and operating expenses. The estimated future amortization of acquired intangible assets as of June 30, 2012 (unaudited) was as follows (in thousands):

2012	$436
2013	727
2014	567
2015	389
2016	258
Thereafter	328

Total	$2,705

Balance sheet components (Tables)	6 Months Ended
Jun. 30, 2012
Balance Sheet Components [Abstract]
Inventories	Inventories

	December 31,		June 30,
(in thousands)	2010	2011	2012
			(unaudited)
Raw materials	$740	$250	$39
Finished goods	2,083	3,113	2,893
Total inventories	$2,823	$3,363	$2,932

Property and equipment
Property and equipment

	December 31,		June 30,
(in thousands)	2010	2011	2012
			(unaudited)

Computer equipment and software	$2,644	$3,712	$4,173
Furniture fixtures and equipment	666	1,018	966
Leasehold improvements	1,070	1,493	1,680
Manufacturing tools and equipment	2,229	3,027	3,290
Construction in process	333	90	107
	6,942	9,340	10,216
Less: Accumulated depreciation	(5,635)	(6,639)	(7,522)
Property and equipment, net	$1,307	$2,701	$2,694

Accrued payroll and other accruals
Accrued payroll and other accruals

	December 31,		June 30,
(in thousands)	2010	2011	2012
			(unaudited)
Payroll and related expenses	$3,705	$4,424	$4,868
Uninvoiced purchases	1,982	1,741	1,562
Preferred stock warrant liability	—	1,853	—
Deferred rent	331	500	550
Exercise of unvested stock options	5	373	299
ExperiaHealth performance awards	46	—	—
Customer prepayments	223	387	836
Sales and use tax payable	405	343	442
Other	320	522	544
Total accrued payroll and other accruals	$7,017	$10,143	$9,101

Net investment in sales-type leases (Tables)	6 Months Ended
Jun. 30, 2012
Leases [Abstract]
Schedule of components of the net investment in sales-type leases
The components of our net investment in sales-type leases are as follows (in thousands):

	December 31,	December 31,	June 30,
	2010	2011	2012
			(unaudited)
Net minimum lease payments to be received	$—	$—	$1,588
Less unearned interest income portion	—	—	(151)
Net investment in sales-type leases	—	—	1,437
Less current portion	—	—	(498)
Non-current net investment in sales-type leases	$—	$—	$939

Schedule of minimum lease payments under sales-type leases	The minimum lease payments under sales-type leases as of June 30, 2012 (unaudited) were as follows (in thousands):

2012 (remaining six months)	$289
2013	578
2014	578
2015	143
2016 and thereafter	—
Total	$1,588

Product warranties (Tables)	6 Months Ended
Jun. 30, 2012
Product Warranties Disclosures [Abstract]
Reconciliation of the changes in warranty reserve
A reconciliation of the changes in the Company’s warranty reserve for 2010 and 2011, and the six months ended June 30, 2012 (unaudited) is as follows:

	December 31,		June 30,
(in thousands)	2010	2011	2012
			(unaudited)
Balance at the beginning of the period	$572	$605	$983
Warranty expenses accrued	1,166	1,613	611
Warranty settlements made	(1,133)	(1,235)	(818)
Balance at the end of the period	$605	$983	$776

Commitments (Tables)	6 Months Ended
Jun. 30, 2012
Commitments and Contingencies Disclosure [Abstract]
Schedule of Future Minimum Rental Payments for Operating Leases
Future minimum lease payments at June 30, 2012 (unaudited) under non-cancelable operating leases are as follows:

(in thousands)	Operating leases
2012 (remaining six months)	$658
2013	1,461
2014	1,474
2015	1,480
2016 and beyond	470
Total minimum lease payments	$5,543

Convertible preferred stock and preferred stock (Tables)	6 Months Ended
Jun. 30, 2012
Convertible preferred stock [Abstract]
Schedule of Stock by Class
The six series of convertible preferred stock with their respective authorized number of shares, issued and outstanding number of shares, value on the balance sheet net of issuance costs, and liquidation value at December 31, 2011 are shown below:

(in thousands, except share amounts)	Authorized	Issued	Proceeds net of issuance costs	Liquidation preference

Series A	510,354	510,351	$1,014	$1,035
Series B	896,464	896,464	$7,043	$7,100
Series C	4,235,087	4,210,519	$11,905	$12,000
Series D	3,483,333	3,430,215	$11,036	$11,256
Series E	1,791,666	1,361,592	$8,772	$9,002
Series F	2,089,964	1,762,839	$12,990	$13,160

	13,006,868	12,171,980	$52,760	$53,553

Common stock (Tables)	6 Months Ended
Jun. 30, 2012
Disclosure of Compensation Related Costs, Share-based Payments [Abstract]
Schedule of Reserved Shares for Issuance
At June 30, 2012 (unaudited) the Company has reserved shares for issuance of common stock as follows:

Common Stock

Reserved under stock option plans	217,527
Exercise of warrants to purchase common stock	114,516
332,043

Schedule of Stock Option Activity
The following table summarizes the combined stock option activity under the 2000 Plan, the 2006 Plan and the 2012 Plan and non-plan stock option agreements:

		Options outstanding
	Shares available for grant	Number of options	Weighted average exercise price	Weighted average remaining contractual term	Aggregate intrinsic value

				(in years)	(in thousands)
Outstanding at December 31, 2010	494,889	3,534,875	$1.64	6.32	$1,861

Additional reserve for future issuance	1,889,226
Options granted	(1,364,237)	1,364,237	$7.32
Options exercised	—	(1,005,366)	$1.80
Options cancelled	79,358	(79,358)	$4.32
Options expired	6,166	(6,166)	$0.90
Options cancelled and not returned to the reserve for future issuance	(6,261)	—
Early exercised options repurchased and added back to the pool	1,970	—

Outstanding at December 31, 2011	1,101,111	3,808,222	$3.57	6.68	$28,682
Shares removed from the plan	(167,166)
Options granted	(496,370)	496,370	$22.27
Options exercised	—	(350,750)	$1.36
Options canceled	26,989	(26,989)	$4.26
Options expired	4,961	(4,961)	$2.58
Early exercised options repurchased and added back to the pool	1,315
Outstanding at June 30, 2012 (unaudited)	470,840	3,921,892	6.13	7.02	$81,029

Options vested and expected to vest as of December 31, 2011		3,679,649	$3.51	6.64	$27,911

Options vested and exercisable as of December 31, 2011		2,188,231	$2.08	5.31	$19,727

Options vested and expected to vest as of June 30, 2012 (unaudited)		3,859,983	$6.00	6.99	$80,259

Options vested and exercisable as of June 30, 2012 (unaudited)		2,300,191	$2.43	5.62	$56,036

Disclosure of Additional Information for Stock Options
During 2010 and 2011, and the six months ended June 30, 2012 (unaudited), the Company granted employee options to purchase shares of common stock as follows:

Grant Date	Number of Options Granted	Option Exercise Price	Fair Value of Common Stock per Share

February 26, 2010	18,246	$1.62	$1.62
March 31, 2010	99,999	1.62	1.62
July 16, 2010	18,913	2.04	2.04
September 7, 2010	144,331	2.22	2.22
December 23, 2010	314,472	2.16	2.16
March 31, 2011	363,415	4.68	4.68
May 5, 2011	420,404	5.04	5.04
June 14, 2011	45,696	5.04	11.10
July 28, 2011	71,326	11.10	11.10
October 3, 2011	200,000	11.10	11.10
October 26, 2011	83,241	11.10	11.10
December 20, 2011	112,239	11.10	11.10
February 9, 2012	57,239	12.42	12.42
March 27, 2012	41,161	16.00	16.00
May 31, 2012	370,470	24.15	24.15
June 29, 2012	27,500	26.79	26.79
Further information regarding the value of employee options vested and exercised during 2009, 2010 and 2011 is set forth below.

	Years ended December 31,			June 30,
(in thousands)	2009	2010	2011	2012
				(unaudited)
Grant-date fair value of options vested during period	$470	$469	$881	$517
Intrinsic value of options exercised during period	1	261	2,565	5,923

Schedule of Restricted Stock Activity
A summary of the restricted stock activity for the six months ended June 30, 2012 (unaudited) is presented below:

	Restricted Stock Awards		Restricted Stock Units
	Number of shares	Weighted Average Grant Date Fair Value per Share	Number of shares	Weighted Average Grant Date Fair Value per Share
Granted	24,152	12.42	253,810	24.15
Vested	—	—	—	—
Forfeited	—	—	(500)	24.15
Outstanding at June 30, 2012	24,152	12.42	253,310	24.15

Schedule of Valuation Assumptions for Stock Options
The following assumptions were used for each respective period for employee stock-based compensation:

	Years ended December 31,			Six months ended June 30,
	2009	2010	2011	2011	2012
				(unaudited)	(unaudited)
Risk-free interest rate	1.89% -2.73%	1.90% - 2.63%	0.98% - 2.48%	2.20% - 2.48%	0.78% - 1.03%
Expected life (years)	5.57	5.77	5.49 - 5.73	5.49 - 5.68	5.48 - 5.60
Expected volatility	45.30% - 46.20%	44.03% - 44.52%	44.68% - 47.60%	45.00%	47.9% - 48.7%
Dividend yield	—%	—%	—%	—	—

Schedule of Share-based Goods and Nonemployee Services Transaction by Supplier [Table Text Block]
The fair value of the stock options granted to non-employees was calculated using the Black-Scholes option-pricing model with the following assumptions:

	As of December 31,			Six months ended June 30,
	2009	2010	2011	2011	2012
				(unaudited)	(unaudited)
Risk-free interest rate	1.72%	2.43%	1.63% - 3.41%	1.70% - 3.41%	1.77%
Expected life	10 years	10 years	8.83 - 10	9.33 - 10	8.67 years
Expected volatility	45%	46%	45.0% - 54.0%	45.0% - 54.0%	46.7%
Dividend yield	—%	—%	—%	—%	—%

Segments (Tables)	6 Months Ended
Jun. 30, 2012
Segment Reporting [Abstract]
Summary of Operating Segments
The following table presents a summary of the operating segments:

	Years ended December 31,			Six Months Ended June 30,
(in thousands)	2009	2010	2011	2011	2012
				(unaudited)	(unaudited)
Revenue
Product	$25,985	$35,516	$50,322	$23,561	$30,792
Service	15,154	21,287	29,181	13,835	17,205
Total revenue	41,139	56,803	79,503	37,396	47,997

Gross profit
Product	14,439	23,294	32,857	15,883	19,891
Service	10,834	12,334	15,139	7,127	9,814
Total gross profit	25,273	35,628	47,996	23,010	29,705
Research and development	5,992	6,698	9,335	4,591	5,205
Sales and marketing	16,468	20,953	28,151	13,175	15,532
General and administrative	3,489	6,723	11,316	5,081	6,704
Income (loss) from operations	(676)	1,254	(806)	163	2,264
Interest income	52	33	17	8	26
Interest expense and other finance charges	(141)	(77)	(332)	(122)	(74)
Other income (expense), net	(227)	(367)	(1,073)	(1,217)	(1,492)
Income (loss) before income taxes	$(992)	$843	$(2,194)	$(1,168)	$724

Summary of Revenue by Product Line
The following tables and discussion present the Company’s revenue by product line, as well as revenue and long-lived assets by geographic region.

	Years ended December 31,			Six months ended June 30,
(in thousands)	2009	2010	2011	2011	2012
				(unaudited)	(unaudited)

Revenue
Product
Device	$20,215	$26,728	$37,088	$17,339	$22,662
Software	5,770	8,788	13,234	6,222	8,130

Total product	25,985	35,516	50,322	23,561	30,792

Service
Maintenance and support	13,755	17,447	21,439	10,169	12,470
Professional services and training	1,399	3,840	7,742	3,666	4,735

Total service	15,154	21,287	29,181	13,835	17,205

Total revenue	$41,139	$56,803	$79,503	$37,396	$47,997

Schedule of Revenue by Geographic Region
The Company’s revenue by geographic region, based on customer location, is summarized as follows:

	Years ended December 31,			Six months ended June 30,
(in thousands)	2009	2010	2011	2011	2012
				(unaudited)	(unaudited)

Revenue
United States	$37,517	$51,266	73,719	34,270	42,170
International	3,622	5,537	5,784	3,126	5,827

Total revenue	$41,139	$56,803	$79,503	$37,396	$47,997

Income Taxes (Tables)	6 Months Ended
Jun. 30, 2012
Income Tax Disclosure [Abstract]
Components of income (loss) before income tax
The components of income (loss) before income taxes are as follows:

	Years ended December 31,
(in thousands)	2009	2010	2011

United States	$(992)	$921	$(2,421)
International	—	(78)	227

Total income (loss) before income taxes	$(992)	$843	$(2,194)

Components of the provision (benefit) for income taxes
The components of the provision (benefit) for income taxes are as follows:

	Years ended December 31,
(in thousands)	2009	2010	2011

Current
Federal	—	$(26)	$25
State	—	83	156
Foreign	—	9	55

	—	66	236

Deferred
Federal	—	(310)	60
State	—	(96)	9
Foreign	—	(27)	(20)

	—	(433)	49

Total income tax provision (benefit)	—	$(367)	$285

Reconciliation of the provision for income taxes at the statutory rate
Reconciliation of the provision for income taxes at the statutory rate to the Company’s provision for income tax is as follows:

	Years ended December 31,
(in thousands)	2009	2010	2011

U.S. federal taxes (benefit) at statutory rate	$(332)	$316	$(746)
State income taxes, net of federal benefit	183	3	109
Foreign income taxes at rates other than the US rate	(4)	2	(72)
Stock-based compensation	167	229	340
Change in valuation allowance	(230)	(1,168)	546
Non-deductible warrant expense	80	110	334
Non-deductible acquisition costs	—	283	—
Research and development credits	94	(174)	(290)
Other	42	32	64
Total	—	$(367)	$285

Deferred tax assets and liabilities
The following table presents the significant components of the Company’s deferred tax assets and liabilities for the periods presented:

	As of December 31,		As of June 30,
(in thousands)	2010	2011	2012
			(unaudited)
Deferred tax assets
Net operating loss carryforward	$18,659	$17,775	$15,841
Research and development credits	1,982	2,365	2,475
Depreciation and amortization	364	55	58
Reserves and accruals	1,648	3,229	3,883
Total deferred tax assets	22,653	23,424	22,257
Valuation allowance	(21,588)	(22,687)	(21,729)
Net deferred tax assets	1,065	737	528
Deferred tax liabilities	(1,103)	(824)	(644)
Net deferred tax liabilities	$(38)	$(87)	$(116)

Changes in the unrecognized tax benefits
The following table reflects changes in the unrecognized tax benefits since January 1, 2010:

	Years ended December 31,
(in thousands)	2010	2011

Gross amount of unrecognized tax benefits as of the beginning of the period	$539	$675
Increases related to prior year tax provisions	—	—
Decreases related to prior year tax provisions	(3)	(1)
Increases related to current year tax provisions	139	234

Gross amount of unrecognized tax benefits as of the end of the period	$675	$908

The company (Details) (USD $)	148 Months Ended			0 Months Ended
	Jun. 30, 2012	Dec. 31, 2011	Dec. 31, 2010	Apr. 04, 2012 IPO [Member]	Apr. 02, 2012 IPO [Member]
Sale of Stock [Line Items]
Issuance of common stock upon initial public offering, shares				5,000,000
Shares sold at initial public offering by certain stockholders				1,727,500
Shares for the underwriters' over-allotment option				877,500
Share price					$ 16
Aggregate gross offering proceeds to Company				$ 80,000,000
Aggregate gross offering proceeds to seling stockholders				27,600,000
Accumulated deficit	56,516,000	56,861,000	54,382,000
Proceeds from convertible preferred stock net of issuance costs	52,760,000
Cash equivalents and short-term investments	$ 79,800,000

Summary of significant accounting policies (Restricted cash) (Details) (USD $) In Thousands, unless otherwise specified	Jun. 30, 2012	Dec. 31, 2011	Dec. 31, 2010
Accounting Policies [Abstract]
Restricted cash	$ 303	$ 303	$ 241

Summary of significant accounting policies (Allowance) (Details) (USD $) In Thousands, unless otherwise specified	6 Months Ended	12 Months Ended
	Jun. 30, 2012	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Accounting Policies [Abstract]
Allowance—beginning of period	$ 0	$ (10)	$ 0	$ (5)
Provision for bad debts	0	0	(10)	(52)
Write-off, net of recoveries and other	0	10	0	57
Allowance—end of period	$ 0	$ 0	$ (10)	$ 0

Summary of significant accounting policies (Fair value, financial assets and liabilities) (Details) (USD $)	Jun. 30, 2012	Dec. 31, 2011	Dec. 31, 2010
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Cash and cash equivalents, fair value	$ 20,117,000
Available-for-sale securities, fair value	59,724,000
Level 2
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Long-term Debt, Fair Value		8,300,000
Recurring | Level 1
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Assets, fair value	72,221,000
Recurring | Level 3
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Liabilities, fair value		1,853,000	1,127,000
Recurring | Total
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Assets, fair value	72,221,000
Liabilities, fair value		1,853,000	1,127,000
Convertible preferred stock warrants | Recurring | Level 3
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Convertible preferred stock warrants liability, fair value		1,853,000	1,127,000
Convertible preferred stock warrants | Recurring | Total
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Convertible preferred stock warrants liability, fair value	0	1,853,000	1,127,000
Money market funds | Recurring | Level 1
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Cash and cash equivalents, fair value	7,501,000
Money market funds | Recurring | Total
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Cash and cash equivalents, fair value	7,501,000
Certificates of deposits | Recurring | Level 1
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Available-for-sale securities, fair value	995,000
Certificates of deposits | Recurring | Total
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Available-for-sale securities, fair value	995,000
Commercial paper | Recurring | Level 1
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Available-for-sale securities, fair value	53,734,000
Commercial paper | Recurring | Total
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Available-for-sale securities, fair value	53,734,000
U.S. government and agency securities | Recurring | Level 1
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Available-for-sale securities, fair value	9,991,000
U.S. government and agency securities | Recurring | Total
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Available-for-sale securities, fair value	$ 9,991,000

Summary of significant accounting policies (Fair value, convertiable preferred stock warrant liabilities) (Details) (USD $) In Thousands, unless otherwise specified	6 Months Ended		12 Months Ended
	Jun. 30, 2012	Jun. 30, 2011	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation, Calculation [Roll Forward]
Exercise of convertible preferred stock warrants	$ 0	$ (2)	$ (2)	$ 0	$ 0
Convertible preferred stock warrants
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation, Calculation [Roll Forward]
Fair value at beginning of period	1,853	1,127	1,127	802
Change in fair value	1,631		981	325
Exercise of convertible preferred stock warrants	(343)		(255)	0
Conversion of preferred stock warrants to common stock warrants	(3,141)		0	0
Fair value at end of period	$ 0		$ 1,853	$ 1,127

Summary of significant accounting policies (Fair value assumptions) (Details) (Details) (USD $)	6 Months Ended		12 Months Ended			6 Months Ended	12 Months Ended			6 Months Ended	12 Months Ended	6 Months Ended	12 Months Ended
	Jun. 30, 2011	Jun. 30, 2012 Minimum	Dec. 31, 2011 Minimum	Dec. 31, 2010 Minimum	Dec. 31, 2009 Minimum	Jun. 30, 2012 Maximum	Dec. 31, 2011 Maximum	Dec. 31, 2010 Maximum	Dec. 31, 2009 Maximum	Jun. 30, 2012 Convertible preferred stock warrants Minimum	Dec. 31, 2011 Convertible preferred stock warrants Minimum	Jun. 30, 2012 Convertible preferred stock warrants Maximum	Dec. 31, 2011 Convertible preferred stock warrants Maximum
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Share Price										$ 16	$ 13.32	$ 23.4	$ 14.16
Risk-free interest rate										0.07%	0.10%	0.66%	6.00%
Expected volatility	45.00%	47.90%	44.68%	44.03%	45.30%	48.70%	47.60%	44.52%	46.20%	45.00%	45.00%	50.00%	50.00%

Cash, Cash Equivalents and Short-Term Investments (Details) (USD $) In Thousands, unless otherwise specified	Jun. 30, 2012
Cash and cash equivalents
Amortized Cost	$ 20,119
Unrealized Gains	0
Unrealized Losses	(2)
Fair Value	20,117
Short-Term Investments
Amortized Cost	59,913
Unrealized Gains	0
Unrealized Losses	(189)
Fair Value	59,724
Cash, cash equivalents, and short-term investments
Amortized Cost	80,032
Unrealized Gains	0
Unrealized Losses	(191)
Fair Value	79,841
Commercial paper
Short-Term Investments
Amortized Cost	48,921
Unrealized Gains	0
Unrealized Losses	(183)
Fair Value	48,738
Certificates of deposit
Short-Term Investments
Amortized Cost	996
Unrealized Gains	0
Unrealized Losses	(1)
Fair Value	995
U.S. government and agency securities
Short-Term Investments
Amortized Cost	9,996
Unrealized Gains	0
Unrealized Losses	(5)
Fair Value	9,991
Cash and cash equivalents
Cash and cash equivalents
Amortized Cost	7,620
Unrealized Gains	0
Unrealized Losses	0
Fair Value	7,620
Money market funds
Cash and cash equivalents
Amortized Cost	7,501
Unrealized Gains	0
Unrealized Losses	0
Fair Value	7,501
Commercial paper
Cash and cash equivalents
Amortized Cost	4,998
Unrealized Gains	0
Unrealized Losses	(2)
Fair Value	$ 4,996

Income (loss) per share (Basic and Diluted Net Income (Loss) Per Share) (Details) (USD $) In Thousands, except Per Share data, unless otherwise specified	6 Months Ended		12 Months Ended
	Jun. 30, 2012	Jun. 30, 2011	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Preferred Stock, Dividend Rate, Percentage			8.00%
Numerator:
Net income (loss) (in dollars)	$ 345	$ (1,342)	$ (2,479)	$ 1,210	$ (992)
Less: undistributed earnings allocated to preferred stockholders (in dollars)	(345)	0	0	(1,210)	0
Net income (loss) attributable to common stockholders (in dollars)	$ 0	$ (1,342)	$ (2,479)	$ 0	$ (992)
Denominator:
Weighted average shares used to compute basic net income (loss) per common share	12,700	3,164	3,370	2,223	2,039
Weighted average shares used to compute diluted income (loss) per common share	15,421	3,164	3,370	2,846	2,039
Net income (loss) per share
Basic and diluted net income (loss) per common share (in dollars per share)	$ 0	$ (0.42)	$ (0.74)	$ 0	$ (0.49)
Stock options
Denominator:
Effect of potentially dilutive securities	2,622	0	0	623	0
Stock warrants
Denominator:
Effect of potentially dilutive securities	99	0	0	0	0

Income (loss) per share (Anti-dilutive Securities Not Included in Diluted Shares Outstanding) (Details) In Thousands, unless otherwise specified	6 Months Ended		12 Months Ended
	Jun. 30, 2012	Jun. 30, 2011	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Convertible preferred stock (on an as if converted basis)
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Antidilutive securities excluded from computation of earnings per share, amount	0	12,916	12,916	12,899	12,899
Options to purchase common stock
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Antidilutive securities excluded from computation of earnings per share, amount	306	3,311	3,808	2,913	3,244
Common stock subject to repurchase
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Antidilutive securities excluded from computation of earnings per share, amount	0	284	169	115	1
Stock warrants
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Antidilutive securities excluded from computation of earnings per share, amount	0	213	213	238	238
Restricted stock units
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Antidilutive securities excluded from computation of earnings per share, amount	40	0	0	0	0

Acquisitions (Acquisition of Integrated Voice Solutions, Inc.) (Details) (Integrated Voice Solutions, Inc., USD $)	Sep. 15, 2010
Business Acquisition [Line Items]
Business acquisition, percentage of voting interests acquired	100.00%
Business acquisition, cost of acquired entity, cash paid	$ 4,100,000
Purchase Price Allocation [Abstract]
Cash	1,170,000
Accounts receivable	47,000
Other current assets	28,000
Property and equipment	12,000
Goodwill	1,922,000
Total assets acquired	5,079,000
Liabilities assumed	(1,007,000)
Net assets acquired	4,072,000
Customer relationships
Purchase Price Allocation [Abstract]
Intangible assets	1,500,000
Developed technology
Purchase Price Allocation [Abstract]
Intangible assets	$ 400,000

Acquisitions (Acquisition of OptiVox Product Line) (Details) (USD $)	6 Months Ended	12 Months Ended		3 Months Ended
	Jun. 30, 2011	Dec. 31, 2010	Dec. 31, 2009	Dec. 31, 2010 OptiVox	Oct. 08, 2010 OptiVox	Oct. 08, 2010 OptiVox Trademarks	Oct. 08, 2010 OptiVox Customer relationships	Oct. 08, 2010 OptiVox Developed technology	Oct. 08, 2010 Common stock OptiVox
Business Acquisition [Line Items]
Business acquisition, cost of acquired entity, cash paid					$ 3,800,000
Class of Warrant or Right, Number of Securities Called by Warrants or Rights									283,333
Exercise price of the warrant (in dollars per share)									2.22
Warrants and Rights Outstanding									54,000
Expected volatility	45.00%			45.00%
Fair value assumptions, expected term		5 years 9 months 7 days	5 years 6 months 25 days	3 months
Risk-free interest rate				0.15%
Purchase Price Allocation [Abstract]
Fixed assets					38,000
Intangible assets						60,000	380,000	760,000
Goodwill					2,645,000
Net assets acquired					$ 3,883,000
Fair Value Assumptions, Exercise Price					$ 2.22

Acquisitions (Acquisition of ExperiaHealth, Inc.) (Details) (ExperiaHealth, Inc. [Member], USD $) In Millions, except Share data, unless otherwise specified	Nov. 03, 2010	Dec. 31, 2011 Stock options	Dec. 31, 2011 Stock options	Dec. 31, 2011 Stock options Other nonoperating income (expense)	Dec. 31, 2010 Stock options Other nonoperating income (expense)	Dec. 31, 2010 Contingent Consideration, Revenue Milestone One [Member] Stock options	Dec. 31, 2011 Contingent Consideration, Revenue Milestone Two [Member] Stock options
Business Acquisition [Line Items]
Business acquisition, contingent consideration, at fair value	$ 0.1
Business acquisition, contingent consideration, shares issuable		41,666	83,333			41,666
Business acquisition, stock options vested in period, shares						35,452	41,666
Change in the fair value of outstanding options				$ (0.5)	$ (0.1)

Acquisitions (Acquisition of Wallace Wireless, Inc.) (Details) (USD $)	0 Months Ended																6 Months Ended	12 Months Ended		0 Months Ended
	Jun. 29, 2012	May 31, 2012	Mar. 27, 2012	Feb. 09, 2012	Dec. 20, 2011	Oct. 26, 2011	Oct. 03, 2011	Jul. 28, 2011	Jun. 14, 2011	May 05, 2011	Mar. 31, 2011	Dec. 23, 2010	Sep. 07, 2010	Jul. 16, 2010	Mar. 31, 2010	Feb. 26, 2010	Jun. 30, 2012	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2010 Wallace Wireless, Inc.	Dec. 17, 2010 Wallace Wireless, Inc.	Dec. 17, 2010 Wallace Wireless, Inc. Trademarks	Dec. 17, 2010 Wallace Wireless, Inc. Non-compete agreements	Dec. 17, 2010 Wallace Wireless, Inc. Customer relationships	Dec. 17, 2010 Wallace Wireless, Inc. Developed technology	Dec. 17, 2010 Wallace Wireless, Inc. In-process R&D
Acquisition Details [Abstract]
Business acquisition, percentage of voting interests acquired																					100.00%
Business acquisition, cost of acquired entity, cash paid																					$ 2,100,000
Number of options granted (in shares)	27,500	370,470	41,161	57,239	112,239	83,241	200,000	71,326	45,696	420,404	363,415	314,472	144,331	18,913	99,999	18,246	496,370	1,364,237		112,612
Business acquisition, contingent consideration, shares issuable, exercise price (per share)																	$ 6.13	$ 3.57	$ 1.64		$ 2.22
Business acquisition, contingent consideration, term																				60 days
Share-based Compensation Arrangement by Share-based Payment Award, Option, Grant Date Fair Value																					15,000
Share-based Compensation Arrangement by Share-based Payment Award, Fair Value Assumptions, Exercise Price																					$ 2.22
Expected volatility																				45.00%
Expected life																				1 month 24 days
Risk-free interest rate																				0.11%
Vesting period																				24 months
Purchase Price Allocation [Abstract]
Cash																					46,000
Accounts receivable																					126,000
Other current assets																					100,000
Other receivables																					458,000
Property and equipment																					5,000
Intangible assets																						10,000	70,000	470,000	510,000	210,000
Goodwill																					1,008,000
Total assets acquired																					3,013,000
Liabilities assumed																					(922,000)
Net assets acquired																					$ 2,091,000

Acquisitions (Supplemental Pro Forma Financial Information) (Details) (USD $)	3 Months Ended	12 Months Ended
	Dec. 31, 2010	Dec. 31, 2010	Dec. 31, 2009
Business Combinations [Abstract]
Revenue		$ 60,593,000	$ 46,050,000
Net loss		(515,000)	(1,885,000)
Net loss per share, basic and diluted (in dollars per share)		$ (0.18)	$ (0.84)
Revenues, since the date of acquisition	500,000
Net loss, since the date of acquisition	$ (2,100,000)

Goodwill and intangible assets (Goodwill) (Details) (USD $) In Thousands, unless otherwise specified	Jun. 30, 2012	Dec. 31, 2011	Dec. 31, 2010
Goodwill and Intangible Assets Disclosure [Abstract]
Goodwill	$ 5,575	$ 5,575	$ 5,575

Goodwill and intangible assets (Intangible assets) (Details) (USD $) In Thousands, unless otherwise specified	6 Months Ended		12 Months Ended
	Jun. 30, 2012	Jun. 30, 2011	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Finite-Lived Intangible Assets [Line Items]
Gross carrying amount	$ 4,370		$ 4,370	$ 4,370
Accumulated amortization	1,665		1,229	223
Net carrying amount	2,705		3,141	4,147
Amortization of purchased assets	436	502	1,006	223	0
Trademarks
Finite-Lived Intangible Assets [Line Items]
Weighted average useful life (years)			6 years 10 months 25 days
Gross carrying amount	70		70	70
Accumulated amortization	23		16	2
Net carrying amount	47		54	68
Non-compete agreements
Finite-Lived Intangible Assets [Line Items]
Weighted average useful life (years)			2 years
Gross carrying amount	70		70	70
Accumulated amortization	35		13	0
Net carrying amount	35		57	70
Customer relationships
Finite-Lived Intangible Assets [Line Items]
Weighted average useful life (years)			8 years 7 months 6 days
Gross carrying amount	2,350		2,350	2,350
Accumulated amortization	904		690	137
Net carrying amount	1,446		1,660	2,213
Developed technology
Finite-Lived Intangible Assets [Line Items]
Weighted average useful life (years)			6 years
Gross carrying amount	1,880		1,670	1,670
Accumulated amortization	703		510	84
Net carrying amount	1,177		1,160	1,586
In-process R&D
Finite-Lived Intangible Assets [Line Items]
Weighted average useful life (years)			7 years
Gross carrying amount	0		210	210
Accumulated amortization	0		0	0
Net carrying amount	$ 0		$ 210	$ 210

Goodwill and intangible assets (Estimated future amortization expense) (Details) (USD $) In Thousands, unless otherwise specified	Jun. 30, 2012
Goodwill and Intangible Assets Disclosure [Abstract]
2012	$ 436
2013	727
2014	567
2015	389
2016	258
Thereafter	328
Total	$ 2,705

Balance sheet components (Inventories) (Details) (USD $) In Thousands, unless otherwise specified	Jun. 30, 2012	Dec. 31, 2011	Dec. 31, 2010
Inventory, Net [Abstract]
Raw materials	$ 39	$ 250	$ 740
Finished goods	2,893	3,113	2,083
Total inventories	$ 2,932	$ 3,363	$ 2,823

Balance sheet components (Property and equipment) (Details) (USD $) In Thousands, unless otherwise specified	6 Months Ended		12 Months Ended
	Jun. 30, 2012	Jun. 30, 2011	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Property, Plant and Equipment [Line Items]
Property and equipment, gross	$ 10,216		$ 9,340	$ 6,942
Less: Accumulated depreciation	(7,522)		(6,639)	(5,635)
Property and equipment, net	2,694		2,701	1,307	1,311
Depreciation and amortization expense	842	309	1,004	732	754
Computer equipment and software
Property, Plant and Equipment [Line Items]
Property and equipment, gross	4,173		3,712	2,644
Furniture fixtures and equipment
Property, Plant and Equipment [Line Items]
Property and equipment, gross	966		1,018	666
Leasehold improvements
Property, Plant and Equipment [Line Items]
Property and equipment, gross	1,680		1,493	1,070
Manufacturing tools and equipment
Property, Plant and Equipment [Line Items]
Property and equipment, gross	3,290		3,027	2,229
Construction in process
Property, Plant and Equipment [Line Items]
Property and equipment, gross	$ 107		$ 90	$ 333

Balance sheet components (Accrued payroll and other accruals) (Details) (USD $)	Jun. 30, 2012	Dec. 31, 2011	Dec. 31, 2010
Accrued Liabilities, Current [Abstract]
Payroll and related expenses	$ 4,868,000	$ 4,424,000	$ 3,705,000
Uninvoiced purchases	1,562,000	1,741,000	1,982,000
Preferred stock warrant liability	0	1,853,000	0
Deferred rent	550,000	500,000	331,000
Exercise of unvested stock options	299,000	373,000	5,000
ExperiaHealth performance awards	0	0	46,000
Customer prepayments	836,000	387,000	223,000
Sales and use tax payable	442,000	343,000	405,000
Other	544,000	522,000	320,000
Total accrued payroll and other accruals	$ 9,101,000	$ 10,143,000	$ 7,017,000

Net investment in sales-type leases (Schedule of components of the net investment in sales-type leases) (Details) (USD $) In Thousands, unless otherwise specified	6 Months Ended
	Jun. 30, 2012	Dec. 31, 2011	Dec. 31, 2010
Leases [Abstract]
Sales-type leases term	3 years
Net minimum lease payments to be received	$ 1,588	$ 0	$ 0
Less unearned interest income portion	(151)	0	0
Net investment in sales-type leases	1,437	0	0
Less current portion	(498)	0	0
Non-current net investment in sales-type leases	$ 939	$ 0	$ 0

Net investment in sales-type leases (Schedule of minimum lease payments under sales-type leases) (Details) (USD $) In Thousands, unless otherwise specified	Jun. 30, 2012
Leases [Abstract]
2012 (remaining six months)	$ 289
2013	578
2014	578
2015	143
2016 and thereafter	0
Total	$ 1,588

Product warranties (Schedule of Product Liability) (Details) (USD $) In Thousands, unless otherwise specified	6 Months Ended	12 Months Ended
	Jun. 30, 2012	Dec. 31, 2011	Dec. 31, 2010
Movement in Standard and Extended Product Warranty, Increase (Decrease) [Roll Forward]
Product warranty accrual, at the beginning of the period	$ 983	$ 605	$ 572
Warranty expenses accrued	611	1,613	1,166
Warranty settlements made	818	1,235	1,133
Product warranty accrual, at the end of period	$ 776	$ 983	$ 605
Minimum
Product Warranty [Line Items]
Product liability, warranty period		1 year
Maximum
Product Warranty [Line Items]
Product liability, warranty period		3 years

Borrowings (Term Loan and Revolving Line of Credit) (Details) (USD $)	Jun. 30, 2012	Apr. 04, 2012 Notes Payable to Banks [Member]	Dec. 13, 2010 Notes Payable to Banks [Member]	Nov. 30, 2010 Notes Payable to Banks [Member]	Apr. 04, 2012 Revolving Credit Facility [Member]	Dec. 31, 2011 Revolving Credit Facility [Member]	Dec. 31, 2010 Revolving Credit Facility [Member]
Debt Instrument [Line Items]
Revolving line of credit, maximum borrowing capacity							$ 5,000,000
Debt instrument, face value			5,000,000	2,000,000
Outstanding borrowings					4,500,000	4,500,000	0
Early repayment of debt		$ 3,300,000
Number of debt instruments	2

Borrowings (Revolving line of credit) (Details) (Revolving Credit Facility [Member], USD $)	0 Months Ended			12 Months Ended
	Apr. 04, 2012	Mar. 23, 2012	Feb. 13, 2012	Dec. 31, 2011	Dec. 31, 2010
Line of Credit Facility [Line Items]
Revolving line of credit, maximum borrowing capacity					$ 5,000,000
Borrowing base, percent of eligible accounts receivable				80.00%
Variable rate basis				bank’s prime rate
Basis spread on variable rate				1.00%
Outstanding borrowings	4,500,000			4,500,000	0
Repayments of debt	4,500,000		4,500,000
Increase in additional borrowings		$ 4,500,000
Minimum
Line of Credit Facility [Line Items]
Variable rate basis				30-day LIBOR rate
Basis spread on variable rate				2.50%

Borrowings (Term loan) (Details) (USD $) In Millions, unless otherwise specified	Jun. 30, 2012 installments	Dec. 31, 2011 Term loan	Jun. 30, 2012 Term loan installments	Dec. 13, 2010 Term loan	Dec. 31, 2010 Previous Term Loan [Member] Term loan	Dec. 31, 2011 Minimum Term loan
Debt Instrument [Line Items]
Maximum borrowing capacity				$ 5
Long-term Debt				5
Proceeds from borrowings used to pay off a previous term loan					$ 1
Number of interest only payments			6
Number of equal monthly instruments of principal plus interest	30
Variable rate basis		bank’s prime rate				30-day LIBOR rate
Basis spread on variable rate		1.50%				2.50%
Loan covenants, minimum quick ratio		1.1

Borrowings (Operating Loan Agreement) (Details) (Operating Loan Agreement [Member], USD $)	12 Months Ended
Dec. 31, 2010
Operating Loan Agreement [Member]
Short-term Debt [Line Items]
Maximum borrowing capacity	$ 400,000
Borrowing base, percent of eligible canadian accounts receivable	75.00%
Borrowing base, percent of eligible us accounts receivable	60.00%
Outstanding borrowings	$ 400,000
Variable rate basis	bank’s prime rate
Basis spread on variable rate	1.50%

Commitments (Non cancelable purchase commitments) (Details) (USD $) In Millions, unless otherwise specified	Jun. 30, 2012	Dec. 31, 2011	Dec. 31, 2010
Commitments and Contingencies Disclosure [Abstract]
Non-cancelable purchase commitment with a third party manufacturer to purchase inventory	$ 3.7	$ 4.9	$ 2.1

Commitments (Rent expense) (Details) (USD $) In Millions, unless otherwise specified	6 Months Ended		12 Months Ended
	Jun. 30, 2012	Jun. 30, 2011	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Commitments and Contingencies Disclosure [Abstract]
Rent expense	$ 0.9	$ 0.8	$ 1.7	$ 1.2	$ 1.1

Commitments (Schedule of Future Minimum Rental Payments for Operating Leases) (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2011
Commitments and Contingencies Disclosure [Abstract]
2012	$ 658
2013	1,461
2014	1,474
2015	1,480
2016 and beyond	470
Total minimum lease payments	$ 5,543

Convertible preferred stock and preferred stock (Details) (USD $) In Thousands, except Share data, unless otherwise specified	142 Months Ended				142 Months Ended
	Dec. 31, 2011 security	Jun. 30, 2012 Preferred stock	Dec. 31, 2011 Preferred stock	Dec. 31, 2010 Preferred stock	Dec. 31, 2011 Series A convertible preferred stock	Dec. 31, 2011 Series B convertible preferred stock	Dec. 31, 2011 Series C convertible preferred stock	Dec. 31, 2011 Series D convertible preferred stock	Dec. 31, 2011 Series E convertible preferred stock	Dec. 31, 2011 Series F convertible preferred stock
Class of Stock [Line Items]
Number of convertible preferred securities	6
Authorized (in shares)	13,006,868	5,000,000	0	0	510,354	896,464	4,235,087	3,483,333	1,791,666	2,089,964
Preferred stock par value (in dollars per share)		$ 0.0003
Issued (in shares)	12,171,980	0	0	0	510,351	896,464	4,210,519	3,430,215	1,361,592	1,762,839
Proceeds net of issuance costs	$ 52,760				$ 1,014	$ 7,043	$ 11,905	$ 11,036	$ 8,772	$ 12,990
Liquidation preference	$ 53,553				$ 1,035	$ 7,100	$ 12,000	$ 11,256	$ 9,002	$ 13,160
Outstanding (in shares)		0	0	0

Convertible preferred stock and preferred stock (Voting) (Details)	Dec. 31, 2011
Convertible preferred stock [Abstract]
Minimum shareholder approval	50.00%

Convertible preferred stock and preferred stock (Dividends) (Details) (USD $)	12 Months Ended
Dec. 31, 2011
Convertible preferred stock
Noncumulative dividend rate per annum	8.00%
Series A convertible preferred stock
Convertible preferred stock
Issuance price per share (in dollars per share)	2.028
Series B convertible preferred stock
Convertible preferred stock
Issuance price per share (in dollars per share)	7.92
Series C convertible preferred stock
Convertible preferred stock
Issuance price per share (in dollars per share)	2.85
Series D convertible preferred stock
Convertible preferred stock
Issuance price per share (in dollars per share)	3.28152
Series E convertible preferred stock
Convertible preferred stock
Issuance price per share (in dollars per share)	6.6114
Series F convertible preferred stock
Convertible preferred stock
Issuance price per share (in dollars per share)	7.4652

Convertible preferred stock and preferred stock (Liquidation) (Details) (USD $)	Dec. 31, 2011
Warrants [Line Items]
Voting power preferred stock after liquidation	51.00%
Series A convertible preferred stock
Warrants [Line Items]
Liquidation preference per share (in dollars per share)	2.028
Conversion preferrred stock in common stock during liquidation (in dollars per share)	8.112
Series B convertible preferred stock
Warrants [Line Items]
Liquidation preference per share (in dollars per share)	7.92
Conversion preferrred stock in common stock during liquidation (in dollars per share)	23.76
Series C convertible preferred stock
Warrants [Line Items]
Liquidation preference per share (in dollars per share)	2.85
Conversion preferrred stock in common stock during liquidation (in dollars per share)	8.55
Series D convertible preferred stock
Warrants [Line Items]
Liquidation preference per share (in dollars per share)	3.28152
Conversion preferrred stock in common stock during liquidation (in dollars per share)	9.84456
Series E convertible preferred stock
Warrants [Line Items]
Liquidation preference per share (in dollars per share)	6.6114
Conversion preferrred stock in common stock during liquidation (in dollars per share)	19.8342
Series F convertible preferred stock
Warrants [Line Items]
Liquidation preference per share (in dollars per share)	7.4652
Conversion preferrred stock in common stock during liquidation (in dollars per share)	22.3956

Convertible preferred stock and preferred stock (Conversion) (Details) (USD $) In Millions, except Share data, unless otherwise specified	Jun. 30, 2012	Dec. 31, 2011	Dec. 31, 2010
Class of Stock [Line Items]
Firm commitment underwritten public offering per share price (in dollars per share)		15
Net proceeds from conversion		25
Undesignated preferred stock, authorized		13,006,868
Series A convertible preferred stock
Class of Stock [Line Items]
Conversion ratio preferred stock to common stock		1
Undesignated preferred stock, authorized		510,354
Series B convertible preferred stock
Class of Stock [Line Items]
Conversion ratio preferred stock to common stock		1.8304
Undesignated preferred stock, authorized		896,464
Preferred stock
Class of Stock [Line Items]
Undesignated preferred stock, authorized	5,000,000	0	0
Undesignated preferred stock, par value	$ 0.0003
Series C convertible preferred stock
Class of Stock [Line Items]
Conversion ratio preferred stock to common stock		1
Undesignated preferred stock, authorized		4,235,087
Series D convertible preferred stock
Class of Stock [Line Items]
Conversion ratio preferred stock to common stock		1
Undesignated preferred stock, authorized		3,483,333
Series E convertible preferred stock
Class of Stock [Line Items]
Conversion ratio preferred stock to common stock		1
Undesignated preferred stock, authorized		1,791,666
Series F convertible preferred stock
Class of Stock [Line Items]
Conversion ratio preferred stock to common stock		1
Undesignated preferred stock, authorized		2,089,964

Convertible preferred stock and preferred stock (Warrants for preferred stock) (Details) (USD $) In Millions, except Share data, unless otherwise specified	12 Months Ended			6 Months Ended		12 Months Ended	6 Months Ended		1 Months Ended	6 Months Ended	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009	Jun. 30, 2012 Series C convertible preferred stock	Dec. 31, 2011 Series C convertible preferred stock	Dec. 31, 2011 Series D convertible preferred stock	Jun. 30, 2012 Common stock	Apr. 30, 2012 Common stock	Apr. 30, 2012 Series E convertible preferred stock	Jun. 30, 2012 Series E convertible preferred stock	Dec. 31, 2011 Series E convertible preferred stock	Apr. 02, 2012 Series E convertible preferred stock	Dec. 31, 2010 Series E convertible preferred stock	Dec. 31, 2011 Loan and Security Agreement [Member] Series E convertible preferred stock
Warrants [Line Items]
Class of Warrant or Right, Number of Securities Called by Warrants or Rights					24,561
Warrant issued to purchase preferred shares (in shares)						24,378						1,956	136,119	52,938
Warrant Issued to Purchase Common Shares, Number of Warrants							114,516	19,334
Exercise price of the warrant (in dollars per share)					2.85	3.2815					6.6114			6.6114
Exercise of stock warrants (Shares)				20,186		17,171	13,513		37,795	1,147	313
Change in fair value of outstanding warrants recorded as (expense)	$ (1)	$ (0.3)	$ (0.2)

Common stock (Details) (USD $)	Jun. 30, 2012	Dec. 31, 2011	Dec. 31, 2010
Disclosure of Compensation Related Costs, Share-based Payments [Abstract]
Common stock authorized shares	100,000,000	30,423,297	30,423,297
Par value of authorized common stock (in dollars per share)	$ 0.0003	$ 0.0003	$ 0.0003

Common stock (Reserved shares for issuance of common stock) (Details)	Jun. 30, 2012
Class of Stock [Line Items]
Common stock (in shares)	332,043
Reserved Under Stock Option Plans
Class of Stock [Line Items]
Common stock (in shares)	217,527
Exercise of Warrants to Purchase Common Stock
Class of Stock [Line Items]
Common stock (in shares)	114,516

Common stock (Incentive stock option plans) (Details)	6 Months Ended
Jun. 30, 2012
Class of Stock [Line Items]
Number of equity incentive plans	3
Stock options | 2012 Plan
Class of Stock [Line Items]
Vesting period (in years)	4 years
Award vesting percentage at end of one year (percent)	25.00%
Expiration period of granted options (in years)	10 years

Common stock (Early exercise of stock options) (Details) (USD $) In Millions, except Share data, unless otherwise specified	Jun. 30, 2012	Dec. 31, 2011	Dec. 31, 2010
Disclosure of Compensation Related Costs, Share-based Payments [Abstract]
Unvested shares subject to repurchase rights at original issuance price (in shares)	82,185	112,967	2,666
Exercise of unvested stock options included in accrued liabilities	$ 0.3	$ 0.4	$ 0

Common stock (Common stock subject to repurchase) (Details) (USD $)	0 Months Ended																6 Months Ended	12 Months Ended		0 Months Ended
	Jun. 29, 2012	May 31, 2012	Mar. 27, 2012	Feb. 09, 2012	Dec. 20, 2011	Oct. 26, 2011	Oct. 03, 2011	Jul. 28, 2011	Jun. 14, 2011	May 05, 2011	Mar. 31, 2011	Dec. 23, 2010	Sep. 07, 2010	Jul. 16, 2010	Mar. 31, 2010	Feb. 26, 2010	Jun. 30, 2012	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2010 Wallace Wireless, Inc. Employees	Dec. 17, 2010 Wallace Wireless, Inc. Employees
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of employees granted stock options																					2
Number of employees with rights to purchase common stock																				2
Business acquisition, contingent consideration, shares issuable	27,500	370,470	41,161	57,239	112,239	83,241	200,000	71,326	45,696	420,404	363,415	314,472	144,331	18,913	99,999	18,246	496,370	1,364,237		112,612
Business acquisition, contingent consideration, shares issuable, exercise price (per share)																	$ 6.13	$ 3.57	$ 1.64		$ 2.22
Vesting period from the acquisition date (in months)																				24 months

Common stock (Options outstanding) (Details) (USD $) In Thousands, except Share data, unless otherwise specified	0 Months Ended																6 Months Ended	12 Months Ended
	Jun. 29, 2012	May 31, 2012	Mar. 27, 2012	Feb. 09, 2012	Dec. 20, 2011	Oct. 26, 2011	Oct. 03, 2011	Jul. 28, 2011	Jun. 14, 2011	May 05, 2011	Mar. 31, 2011	Dec. 23, 2010	Sep. 07, 2010	Jul. 16, 2010	Mar. 31, 2010	Feb. 26, 2010	Jun. 30, 2012	Dec. 31, 2011	Dec. 31, 2010
Share-based Compensation Arrangement by Share-based Payment Award, Shares Available for Grant, Outstanding [Roll Forward]
Shares Available for Grant, Outstanding, Beginning balance																	1,101,111	494,889
Additional reserve for future issuance																		1,889,226
Shares removed from plan																	(167,166)
Options cancelled and not returned to the reserve for future issuance																		(6,261)
Early exercised options repurchased and added back to the pool																	1,315	1,970
Shares Available for Grant, Outstanding, Ending balance																	470,840	1,101,111	494,889
Share-based Compensation Arrangement by Share-based Payment Award, Options, Outstanding [Roll Forward]
Number of Options, Outstanding, Beginning balance																	3,808,222	3,534,875
Options granted	(27,500)	(370,470)	(41,161)	(57,239)	(112,239)	(83,241)	(200,000)	(71,326)	(45,696)	(420,404)	(363,415)	(314,472)	(144,331)	(18,913)	(99,999)	(18,246)	(496,370)	(1,364,237)
Options exercised																	(350,750)	(1,005,366)
Options cancelled																	(26,989)	(79,358)
Options expired																	(4,961)	(6,166)
Number of Options, Outstanding, Ending balance																	3,921,892	3,808,222	3,534,875
Share-based Compensation Arrangement by Share-based Payment Award, Options, Outstanding, Weighted Average Exercise Price [Roll Forward]
Weighted Average Exercise Price, Outstanding, Beginning balance																	$ 3.57	$ 1.64
Options granted	$ 26.79	$ 24.15	$ 16	$ 12.42	$ 11.1	$ 11.1	$ 11.1	$ 11.1	$ 5.04	$ 5.04	$ 4.68	$ 2.16	$ 2.22	$ 2.04	$ 1.62	$ 1.62	$ 22.27	$ 7.32
Options exercised																	$ 1.36	$ 1.8
Options cancelled																	$ 4.26	$ 4.32
Options expired																	$ 2.58	$ 0.9
Weighted Average Exercise Price, Outstanding, Ending balance																	$ 6.13	$ 3.57	$ 1.64
Share-based Compensation Arrangement by Share-based Payment Award, Options, Weighted-Average Remaining Contractual Term [Abstract]
Weighted Average Remaining Contractual Term, Options Outstanding																	7 years 0 months 7 days	6 years 8 months 4 days	6 years 3 months 26 days
Share-based Compensation Arrangement by Share-based Payment Award, Options, Aggregate Intrinsic Value [Abstract]
Aggregate Intrinsic Value, Options Outstanding																	$ 81,029	$ 28,682	$ 1,861
Share-based Compensation Arrangement by Share-based Payment Award, Options, Vested and Expected to Vest [Abstract]
Options vested and expected to vest (Number of options)																	3,859,983	3,679,649
Options vested and expected to vest (Weighted average exercise price)																	$ 6	$ 3.51
Options vested and expected to vest (Weighted average remaining contractual term)																	6 years 11 months 27 days	6 years 7 months 21 days
Options vested and expected to vest (Aggregate intrinsic value)																	80,259	27,911
Options vested and exercisable (Number of options)																	2,300,191	2,188,231
Options vested and exercisable (Weighted average exercise price)																	$ 2.43	$ 2.08
Options vested and exercisable (Weighted average remaining contractual term)																	5 years 7 months 13 days	5 years 3 months 22 days
Options vested and exercisable (Aggregate intrinsic value)																	$ 56,036	$ 19,727

Common stock (Fair value option pricing model) (Details) (USD $)	0 Months Ended																6 Months Ended	12 Months Ended
	Jun. 29, 2012	May 31, 2012	Mar. 27, 2012	Feb. 09, 2012	Dec. 20, 2011	Oct. 26, 2011	Oct. 03, 2011	Jul. 28, 2011	Jun. 14, 2011	May 05, 2011	Mar. 31, 2011	Dec. 23, 2010	Sep. 07, 2010	Jul. 16, 2010	Mar. 31, 2010	Feb. 26, 2010	Jun. 30, 2012	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Disclosure of Compensation Related Costs, Share-based Payments [Abstract]
Weighted-average grant-date fair value (in dollars per share)	$ 26.79	$ 24.15	$ 16	$ 12.42	$ 11.1	$ 11.1	$ 11.1	$ 11.1	$ 11.1	$ 5.04	$ 4.68	$ 2.16	$ 2.22	$ 2.04	$ 1.62	$ 1.62	$ 9.87	$ 3.3	$ 0.96	$ 0.36

Common stock (Employee options vested and exercised) (Details) (USD $) In Thousands, unless otherwise specified	6 Months Ended	12 Months Ended
	Jun. 30, 2012	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Disclosure of Compensation Related Costs, Share-based Payments [Abstract]
Grant-date fair value of options vested during period	$ 517	$ 881	$ 469	$ 470
Intrinsic value of options exercised during period	$ 5,923	$ 2,565	$ 261	$ 1

Common stock (Restricted stock awards and restricted stock units) (Details)	May 31, 2012 Restricted Stock Units (RSUs)	Jun. 30, 2012 Director Restricted Stock
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Vesting percentage on first anniversary date of the grant (percent)	33.33%	50.00%
Vesting percentage on second anniversary date of the grant (percent)	33.33%	50.00%
Vesting percentage on third anniversary date of the grant (percent)	33.33%

Common stock (Summary of restricted stock activity) (Details) (USD $)	6 Months Ended
Jun. 30, 2012
Restricted Stock Awards
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Nonvested, Number of Shares [Roll Forward]
Granted, Number of Shares	24,152
Vested, Number of Shares	0
Forfeited, Number of Shares	0
Outstanding, Number of Shares	24,152
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Additional Disclosures [Abstract]
Granted, Weighted Average Grant Date Fair Value	$ 12.42
Vested, Weighted Average Grant Date Fair Value	$ 0
Forfeitured, Weighted Average Grant Date Fair Value	$ 0
Outstanding, Weighted Average Grant Date Fair Value	$ 12.42
Restricted Stock Units
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Nonvested, Number of Shares [Roll Forward]
Granted, Number of Shares	253,810
Vested, Number of Shares	0
Forfeited, Number of Shares	(500)
Outstanding, Number of Shares	253,310
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Additional Disclosures [Abstract]
Granted, Weighted Average Grant Date Fair Value	$ 24.15
Vested, Weighted Average Grant Date Fair Value	$ 0
Forfeitured, Weighted Average Grant Date Fair Value	$ 24.15
Outstanding, Weighted Average Grant Date Fair Value	$ 24.15

Common stock (Employee fair value stock-based compensation assumptions) (Details)	6 Months Ended		12 Months Ended
	Jun. 30, 2012	Jun. 30, 2011	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Expected life (years)				5 years 9 months 7 days	5 years 6 months 25 days
Expected volatility		45.00%
Dividend yield	0.00%	0.00%	0.00%	0.00%	0.00%
Minimum
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Risk-free interest rate	0.78%	2.20%	0.98%	1.90%	1.89%
Expected life (years)	5 years 5 months 23 days	5 years 5 months 27 days	5 years 5 months 27 days
Expected volatility	47.90%		44.68%	44.03%	45.30%
Maximum
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Risk-free interest rate	1.03%	2.48%	2.48%	2.63%	2.73%
Expected life (years)	5 years 7 months 6 days	5 years 8 months 5 days	5 years 8 months 22 days
Expected volatility	48.70%		47.60%	44.52%	46.20%

Common stock (Unrecognized net compensation) (Details) (USD $) In Millions, unless otherwise specified	6 Months Ended		12 Months Ended
	Jun. 30, 2012	Jun. 30, 2011	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Disclosure of Compensation Related Costs, Share-based Payments [Abstract]
Unrecognized net compensation cost related to options	$ 7.6
Weighted average period (in years)	3 years
Expected dividend yield	0.00%	0.00%	0.00%	0.00%	0.00%

Common stock (Granted employee and nonemployee options) (Details) (USD $)	0 Months Ended																6 Months Ended	12 Months Ended
	Jun. 29, 2012	May 31, 2012	Mar. 27, 2012	Feb. 09, 2012	Dec. 20, 2011	Oct. 26, 2011	Oct. 03, 2011	Jul. 28, 2011	Jun. 14, 2011	May 05, 2011	Mar. 31, 2011	Dec. 23, 2010	Sep. 07, 2010	Jul. 16, 2010	Mar. 31, 2010	Feb. 26, 2010	Jun. 30, 2012	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Disclosure of Compensation Related Costs, Share-based Payments [Abstract]
Number of Options Granted	27,500	370,470	41,161	57,239	112,239	83,241	200,000	71,326	45,696	420,404	363,415	314,472	144,331	18,913	99,999	18,246	496,370	1,364,237
Option Exercise Price	$ 26.79	$ 24.15	$ 16	$ 12.42	$ 11.1	$ 11.1	$ 11.1	$ 11.1	$ 5.04	$ 5.04	$ 4.68	$ 2.16	$ 2.22	$ 2.04	$ 1.62	$ 1.62	$ 22.27	$ 7.32
Fair Value of Common Stock per Share	$ 26.79	$ 24.15	$ 16	$ 12.42	$ 11.1	$ 11.1	$ 11.1	$ 11.1	$ 11.1	$ 5.04	$ 4.68	$ 2.16	$ 2.22	$ 2.04	$ 1.62	$ 1.62	$ 9.87	$ 3.3	$ 0.96	$ 0.36

Common stock (Nonemployee stock-based compensation) (Details)	6 Months Ended	12 Months Ended
	Jun. 30, 2012	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-based Goods and Nonemployee Services Transaction, Securities Issued	0	67,916	84,166	7,500
ExperiaHealth, Inc.
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-based Goods and Nonemployee Services Transaction, Securities Issued			83,333

Common stock (Nonemployee fair value stock options assumptions) (Details)	6 Months Ended		12 Months Ended
	Jun. 30, 2012	Jun. 30, 2011	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Share-based Goods and Nonemployee Services Transaction [Line Items]
Risk-free interest rate	1.77%			2.43%	1.72%
Expected life	8 years 8 months 1 day			10 years	10 years
Expected volatility	46.70%			46.00%	45.00%
Dividend yield	0.00%	0.00%	0.00%	0.00%	0.00%
Minimum
Share-based Goods and Nonemployee Services Transaction [Line Items]
Risk-free interest rate		1.70%	1.63%
Expected life		9 years 3 months 29 days	8 years 9 months 29 days
Expected volatility		45.00%	45.00%
Maximum
Share-based Goods and Nonemployee Services Transaction [Line Items]
Risk-free interest rate		3.41%	3.41%
Expected life		10 years	10 years
Expected volatility		54.00%	54.00%

Common stock (Recognized expenses nonemployee stock-based compensation) (Details) (Nonemployees, USD $)	6 Months Ended		12 Months Ended
	Jun. 30, 2012	Jun. 30, 2011	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Nonemployees
Employee Service Share-based Compensation, Allocation of Recognized Period Costs [Line Items]
Allocated Share-based Compensation Expense	$ 29,000	$ 448,000	$ 907,000	$ 100,000	$ 0

Segments (Details)	12 Months Ended
Dec. 31, 2011 Operating_Segments
Segment Reporting [Abstract]
Number of operating segments	2

Segments (Summary of the operating segments) (Details) (USD $) In Thousands, unless otherwise specified	6 Months Ended		12 Months Ended
	Jun. 30, 2012	Jun. 30, 2011	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Revenue
Product	$ 30,792	$ 23,561	$ 50,322	$ 35,516	$ 25,985
Service	17,205	13,835	29,181	21,287	15,154
Total revenue	47,997	37,396	79,503	56,803	41,139
Gross Profit
Product	19,891	15,883	32,857	23,294	14,439
Service	9,814	7,127	15,139	12,334	10,834
Total gross profit	29,705	23,010	47,996	35,628	25,273
Research and development	5,205	4,591	9,335	6,698	5,992
Sales and marketing	15,532	13,175	28,151	20,953	16,468
General and administrative	6,704	5,081	11,316	6,723	3,489
Income (loss) from operations	2,264	163	(806)	1,254	(676)
Interest income	26	8	17	33	52
Interest expense	(74)	(122)	(332)	(77)	(141)
Other income (expense), net	(1,492)	(1,217)	(1,073)	(367)	(227)
Income (loss) before income taxes	$ 724	$ (1,168)	$ (2,194)	$ 843	$ (992)

Segments (Summary of revenue by product line) (Details) (USD $) In Thousands, unless otherwise specified	6 Months Ended		12 Months Ended
	Jun. 30, 2012	Jun. 30, 2011	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Revenue from External Customer [Line Items]
Product revenue	$ 30,792	$ 23,561	$ 50,322	$ 35,516	$ 25,985
Service revenue	17,205	13,835	29,181	21,287	15,154
Total revenue	47,997	37,396	79,503	56,803	41,139
Devices
Revenue from External Customer [Line Items]
Product revenue	22,662	17,339	37,088	26,728	20,215
Software
Revenue from External Customer [Line Items]
Product revenue	8,130	6,222	13,234	8,788	5,770
Maintenance and Support
Revenue from External Customer [Line Items]
Service revenue	12,470	10,169	21,439	17,447	13,755
Professional Services and Training
Revenue from External Customer [Line Items]
Service revenue	$ 4,735	$ 3,666	$ 7,742	$ 3,840	$ 1,399

Segments (Schedule of revenue and long-lived assets by geographic region) (Details) (USD $) In Thousands, unless otherwise specified	6 Months Ended		12 Months Ended
	Jun. 30, 2012	Jun. 30, 2011	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Geographic Areas, Revenues from External Customers [Abstract]
United States	$ 42,170	$ 34,270	$ 73,719	$ 51,266	$ 37,517
International	5,827	3,126	5,784	5,537	3,622
Total revenue	47,997	37,396	79,503	56,803	41,139
Geographic Areas, Long-Lived Assets [Abstract]
Long-lived assets	2,694		2,701	1,307	1,311
Long-lived assets located in the United States	$ 2,565		$ 2,646	$ 1,302	$ 1,311

Income Taxes (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Income Tax Disclosure [Abstract]
United States	$ (2,421)	$ 921	$ (992)
International	227	(78)	0
Total income (loss) before income taxes	$ (2,194)	$ 843	$ (992)

Income Taxes (Components of the provision (benefit) for income taxes) (Details) (USD $) In Thousands, unless otherwise specified	6 Months Ended		12 Months Ended
	Jun. 30, 2012	Jun. 30, 2011	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Current [Abstract]
Federal			$ 25	$ (26)	$ 0
State			156	83	0
Foreign			55	9	0
Current Income Tax Expense (Benefit)			236	66	0
Deferred [Abstract]
Federal			60	(310)	0
State			9	(96)	0
Foreign			(20)	(27)	0
Deferred Income Tax Expense (Benefit)			49	(433)	0
Total Income Tax Expense (Benefit)	$ 379	$ 174	$ 285	$ (367)	$ 0

Income Taxes (Reconciliation of the provision for income taxes at the statutory rate to the company's provision for income tax) (Details) (USD $) In Thousands, unless otherwise specified	6 Months Ended		12 Months Ended
	Jun. 30, 2012	Jun. 30, 2011	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Income Tax Disclosure [Abstract]
Effective tax rate	53.00%		(13.00%)
U.S. federal taxes (benefit) at statutory rate			$ (746)	$ 316	$ (332)
State income taxes, net of federal benefit			109	3	183
Foreign income taxes at rates other than the US rate			(72)	2	(4)
Stock-based compensation			340	229	167
Change in valuation allowance			546	(1,168)	(230)
Non-deductible warrants expense			334	110	80
Non-deductible acquisition costs			0	283	0
Research and development credits			(290)	(174)	94
Other			64	32	42
Total Income Tax Expense (Benefit)	$ 379	$ 174	$ 285	$ (367)	$ 0

Income Taxes (Deferred tax assets) (Details) (USD $) In Thousands, unless otherwise specified	Jun. 30, 2012	Dec. 31, 2011	Dec. 31, 2010
Income Tax Disclosure [Abstract]
Net operating loss carryforward	$ 15,841	$ 17,775	$ 18,659
Research and development credits	2,475	2,365	1,982
Depreciation and Amortization	58	55	364
Reserves and accruals	3,883	3,229	1,648
Total deferred tax assets	22,257	23,424	22,653
Valuation allowance	(21,729)	(22,687)	(21,588)
Net deferred tax assets	528	737	1,065
Deferred tax liabilities	(644)	(824)	(1,103)
Net deferred tax liabilities	$ (116)	$ (87)	$ (38)

Income Taxes (Tax carry forwards) (Details) (USD $)	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Tax Credit Carryforward [Line Items]
Valuation Allowance, Deferred Tax Asset, Change in Amount	$ 1,100,000	$ 1,100,000	$ (116,000)
Federal net operating loss carryforwards [Member]
Tax Credit Carryforward [Line Items]
Tax Credit Carryforward, Amount	44,200,000
State net operating loss carryforwards [Member] [Member]
Tax Credit Carryforward [Line Items]
Tax Credit Carryforward, Amount	47,800,000
Federal research and development tax credits carryforwards [Member]
Tax Credit Carryforward [Line Items]
Tax Credit Carryforward, Amount	1,500,000
State research and development tax credits carryforwards [Member]
Tax Credit Carryforward [Line Items]
Tax Credit Carryforward, Amount	1,400,000
Net operating losses subject to varying limitations caused by ownership change [Member]
Tax Credit Carryforward [Line Items]
Tax Credit Carryforward, Amount	26,900,000
Research credit carryforwards subject to varying limitations caused by ownership change [Member]
Tax Credit Carryforward [Line Items]
Tax Credit Carryforward, Amount	0
Net operating losses expire before utilization caused by ownership change [Member]
Tax Credit Carryforward [Line Items]
Tax Credit Carryforward, Amount	200,000
Research credit carryforwards expire before utilization caused by ownership change [Member]
Tax Credit Carryforward [Line Items]
Tax Credit Carryforward, Amount	$ 0

Income Taxes (Changes in unrecognized tax benefits) (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010
Income Tax Disclosure [Abstract]
Gross amount of unrecognized tax benefits as of the beginning of the period	$ 675	$ 539
Increases related to prior year tax provisions	0	0
Decreases related to prior year tax provisions	(1)	(3)
Increases related to current year tax provisions	234	139
Gross amount of unrecognized tax benefits as of the end of the period	$ 908	$ 675

Income Taxes (Non-U.S. Subsidiaries' Undistributed Earnings) (Details) (USD $) In Millions, unless otherwise specified	Dec. 31, 2011
Income Tax Disclosure [Abstract]
Undistributed Earnings of Foreign Subsidiaries	$ 0.3

Reverse stock split (Details)	6 Months Ended
Jun. 30, 2012
Reverse stock split [Abstract]
Reverse stock split conversion ratio	16.67%